UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

SEMI-ANNUAL REPORT 2019 JANUARY 31, 2019 (UNAUDITED) DOMINI EQUITY FUNDSM DOMINI IMPACT EQUITY FUNDSM DOMINI IMPACT BOND FUNDSM

Beginning with the inception of our first mutual fund in 1991, we have made it apriority to focus on incorporating social and environmental standards intoour investment process seeking triple bottom-line results: positivefor people, planet, and profits. These standards guide our investmentsacross all our funds. Sharing them is justone way that Domini executes on our own transparency goals. Learn morebyvisiting domini.com/standards SIGN UP FOR E-DELIVERY If you invest directly with Domini, you can avoid an annual fee of $15 by signing up for paperless E-Delivery of your statements, reports and tax forms — just log into your account, go to “Account Options,” and select “E-Delivery Option.” If you invest through a financial advisor, brokerage firm, or employer-sponsored retirement plan, why not ask your advisor or plan sponsor how to receive your documents electronically? It can reduce your carbon footprint, save trees, and unclutter your life, all with just a few strokes of your keyboard!

TABLE OF CONTENTS

2	Letter to Shareholders

4	Investing in Diversity

Fund Performance and Holdings

8	Domini Impact International Equity Fund

17	Domini Impact Equity Fund

27	Domini Impact Bond Fund

43	Expense Example

Financial Statements

46	Domini Impact International Equity Fund

46	Domini Impact Equity Fund

75	Domini Impact Bond Fund

100	Board of Trustees’ Approval of Submanagement Agreement

104	Proxy Voting Information

104	Quarterly Portfolio Schedule Information

INVESTING IN DIVERSITY

LETTER TO SHAREHOLDERS

Dear Fellow Shareholder,

The publication of our Semi-Annual Report gives us an opportunity to consider an issue of importance. In this report, we discuss some of the opportunities inherent in living and working in a world filled with human diversity, and some of the challenges that arise as we emerge from a more closed society.

Most Americans neither have the ability nor the desire to be a monoculture. We celebrate the foods, religions, exercise routines, fabrics, and cultures — for instance — of many peoples. And yet, in seemingly blind contradiction, we all too often make incorrect and even hurtful assumptions about the cultural sources of these pleasures. Social scientists insist that cultural bias is pervasive. As believers of scientific evidence, your fund managers recognize this fact and attempt to address it. Domini Impact Investments hold as twin goals universal human dignity and ecological sustainability. We cannot sit back and ignore inherent bias.

We have three basic tools at our disposal. First, we use standards to rank investments. These standards specifically address the ways that our investment might help, or harm, differing parties. Second, we engage with companies, through conversation, letter writing, and shareholder campaigns, to encourage behavior that will ameliorate the worst outcomes of specific business practices. Third, we invest directly into entities that, by virtue of their business practices, are a solution to issues of concern to us all. In regard to diversity, we use all three. The existence of a gender or racially diverse board is, in and of itself, indicative that the corporation in question is holding itself out as having moved beyond the norms of yesteryear. The pushing for great diversity by our letters, phone calls and other actions, leads to conversations that often result in such appointments. Some bonds we invest in provide loans to entities that strengthen at-risk communities that can help weaken, and hope to eventually stop, the cycle of poverty.

One of the more remarkable developments over the past two years has been the emergence of CEOs who speak out specifically on the issue. The pharmaceutical company, Merck, is run by CEO Kenneth C. Frazier, an African American who quit President Trump’s Advisory Council after hearing the President’s comments regarding the incident in Charlottesville last year. PayPal CEO Dan Schulman has recently been the subject of numerous spiteful articles as a result of stating, “Probably the most important value to us is diversity and inclusion” and speaking positively of the work done by Southern Poverty Law Center.

INVESTING IN DIVERSITY

This is new. Companies’ leadership did not respond to public events historically. But important as this development is, it is not enough. True behavior change takes not only education but also, generally speaking, exposure. Robert Putnam’s breakthrough 1993 book, Making Democracy Work: Civic Traditions in Modern Italy led the reader through the core necessities to building trust and what he labeled ‘social capital.’ To unfairly summarize a complex subject, the research strongly suggests that meeting people for a common purpose, such as attending church or playing soccer, leads to higher employment, safer streets, and a more livable community.

In 2009 the United Nations published a principal of non-discrimination “to guarantee that human rights are exercised without discrimination of any kind based on race, color, sex, language, religion, political or other opinion, national or social origin, property, birth or other status such as disability, age, marital and family status, sexual orientation and gender identity, health status, place of residence, economic and social situation.” This is a tall order. It takes diligence to guarantee human rights.

Nonetheless the goal is present and the benefits are clear. Your fund management works to remove some of the most evident barriers. As with every challenge that we at Domini Impact Investments face, our first step toward solutions is to search for data. We believe that it takes facts to build knowledge and that with knowledge, effective action can be shaped. This is why we track the diversity statistics of management and boards at corporations. It is why we note with interest products or services provided to potentially disenfranchised populations. Collecting publicly available data is step one of a change-for-the-better agenda.

You will read on the following pages just how the three approaches presented in the third paragraph of this letter have made a difference. Our shareholders do, in fact, join the multitude of voices that strive to make a meaningful contribution to the future. We are proud to be of some assistance in the effort. After all, many voices build a wholesome dialog; prejudice should not be tolerated in the country called a melting pot.

We at Domini Impact Investments believe that the investor has a role to play in furthering the right to living with dignity. We have many initiatives in this work. Thank you for your investment and for the effect is has to help better the lives of others.

Carole Laible CEO	Amy Domini Founder and Chair

INVESTING IN DIVERSITY

Investing in Diversity

Diversity-related metrics are an integral part of the research process for Domini. We believe strong corporate diversity can mitigate risk to investors and an equitable workplace can enhance corporate performance. Companies with diverse management may be more likely to innovate thanks to a multiplicity of ideas and perspectives. Leadership with a range of backgrounds may be more likely to understand customer needs, anticipate societal trends and changes, and cultivate cooperation and connections within their workforce and communities. Having diverse leadership also helps deter discriminatory practices and foster a culture of tolerance and inclusiveness throughout an organization. Diverse organizations have been shown to have more positive workplace cultures and are thus better positioned to recruit and retain talent.

Around the world and across industries, we see signs of progress on corporate diversity. But women and minorities are still underrepresented on boards of directors and at all levels of management. Businesses are missing out on the benefits of diversity. Women also receive lower wages, leading to significant wealth gaps over the course of their careers. In the U.S., women in professional and management positions earn around $0.73 for every dollar a man makes. Women of color experience an even larger gap. Efforts to close these gaps have made only halting progress, both in the US and around the world. The impact of this lackluster improvement in workplace representation and equality has been stark in light of ongoing revelations about the scale and cover-ups of workplace sexual assault and harassment.

Higher levels of diversity could improve economic development and GDP growth around the world. Repeated research has confirmed that higher levels of diversity correlate with better long-term corporate performance. A company with low diversity may miss the most qualified candidates and have poor workplace culture. Lack of diversity can be a material risk for companies, particularly from litigation, as in recent high-profile cases of pay discrimination with large settlements and legal awards. Further, at the most basic level, support for diversity is in line with international human rights standards.

In 2018, we released our refreshed Impact Investment Standards, which serve as the backbone of our work. Our standards highlight the importance of companies’ consideration of diversity and what we look for, particularly as it applies to their employees, suppliers, and boards. Our standards for diversity in the workplace exemplify our approach for determining which companies we invest in:

Diversity in the workforce, whether related to gender, ethnicity or race, age, sexual orientation, disability, economic or class background,

INVESTING IN DIVERSITY

religion, and political opinion, can be a hallmark of a well-managed corporation. A diverse workforce can help companies better understand the needs and desires of the full range of their current and prospective customers; anticipate new societal trends and emerging issues; foster understanding, mutual respect, and cooperation among their workforce; and improve a company’s ability to recruit from the widest possible pool of talent. Diversity, particularly among positions of authority, can indicate a corporate culture based on merit and open to new ideas and perspectives.

We look for companies that have substantial representation of women and minorities among management- level positions, particularly in senior line executives; companies that have created a notably open work environment for minority groups — for example, for LGBTQ+ employees; and companies with strong programs for training on sexual harassment and respect for diversity. Conversely, we view with concern companies that have a record of diversity-related controversies and regulatory sanctions, including those related to sexual harassment and discrimination.

(Domini Impact Investment Standards, January 2019, pp.34-35)

We look favorably on diversity across all industries as an indicator of company culture and commitment to a just and equitable workplace. Diversity among senior management, executive-level, and board-level employees has additional importance when it may directly impact services that a company provides and markets that it serves, for example in the financial and banking services industry and among advertising, media distribution & production companies. In these industries we consider diversity to be a Key Performance Indicator (KPI) that demonstrates quality of management. Beyond minority and female CEOs, management teams, and boards, we also look for initiatives to promote further improvement on diversity including strong disclosure practices and internal auditing to assess pay gaps.

While diverse leadership is not a guarantee of strong performance or a diverse workforce, Key Bank is a case where it has led to both. The firm has notably diverse leadership. Women and minorities account for 36% of Key Bank’s management team and 44% of its board. Key Bank’s CEO, Beth Mooney, is the first woman to head a Top-20 bank in the U.S., and under her tenure the company has rolled out a $16.5 billion community development investment plan, including funds for affordable housing, and increased products for low-income and underserved consumers.

Accenture is another example of a company that through conscious planning has nurtured a diverse workforce in order to cultivate a progressive corporate culture. Already ranked number 1 on Thomson

INVESTING IN DIVERSITY

Reuters Index of The World’s Most Diverse and Inclusive Companies, Accenture further seeks to increase diversity by pursuing the goal of having a 50-50 female-male workforce by 2025. According to Ellyn Shook, Accenture’s chief leadership and human resources officer, “we believe that diversity is a source of innovation, creativity and competitive advantage and creates a workplace where everyone feels equally accepted with a real sense of belonging.” In addition to setting goals for gender equality, they also have programs dedicated to improving the workspace for people with disabilities in order to remove barriers of entry into the workforce, as well as programs to help promote a welcoming, safe community for LGBTQ+ employees. It is through this sort of sensible, dynamic governance that we believe will help build a more equal and innovative future.

Strong Signals through Proxy Voting

Early this year Domini strengthened our proxy voting guidelines on diversity, now among the most rigorous in the industry. We felt this move was necessary to push more strongly towards our goal of a supportive, fair, and inclusive workplace. As of 2018, only 21.2% of board seats in the S&P 500 were filled by women. In a true meritocracy, a corporate board reflects the markets it serves. Companies have made some progress in representation of women in recent years, but more is needed, and proxy voting is a strong tool to communicate the demand for change.

Our policy has several layers of thresholds related to both racial, ethnic and gender diversity. We look for a minimum of 40% or three (whichever is greater) female board members. While racial and ethnic diversity are important globally, good data only exists in the United States, Australia, the United Kingdom, and Canada, so in these countries we look for at least 40% or three (whichever is greater) non-Caucasian board nominees. This figure is derived from research suggesting that this threshold is necessary to see significant benefits from resulting from diversity.

When board diversity is below the 40% threshold, we vote against members of the nominating committee, because they are the highest source of responsibility at the board level. When diversity is below a 30% threshold, we vote against the committee and all male nominees. If there are no women on the board, we vote against the entire board. In this case, we have sent letters to laggards, explaining our vote against them and the reasoning behind it.

Advocating for Diversity

Domini is a women-led and founded firm, a rarity in the mutual fund world. Four out of five members of our executive team are women, including our chair, CEO, CFO, and General Counsel. This leadership is

INVESTING IN DIVERSITY

reflected in the makeup of our firm, which is 54% women. Thanks to this strong performance on diversity, we have a solid platform from which to push other companies to improve.

We have a long history of engagement on diversity issues. Last year, Domini joined the Thirty Percent Coalition, an alliance of large asset owners, city and state treasurers and asset managers working to advance corporate board diversity. The name of the group refers to the minimum level of racial, ethnic, and gender diverse board members the group would like to see at public companies. The coalition advances this goal through letter writing campaigns and direct dialogue. These engagements are often multi-year, using shareholder resolutions as a tool of last resort. Much of the work has focused on laggards: companies with no or only one female board member. We have also focused engaging with all male boards, particularly in Japan. Progress is still limited, given Japan’s historically low levels of management diversity. The Japanese pension fund giant GPIF’s entrance into the Thirty Percent Coalition in 2016, followed by the selection of gender-focused index in 2018, sent ripples through the corporate and investment worlds.

While there remains a dire need for advancement on representation and fair pay, investors can play a substantial part in pushing the pace of change. There is a clear business case for the value of diversity to companies and their shareholders, but diversity may also make companies better neighbors and better able to serve diverse customers bases. Through setting standards related to diversity, having a strong proxy voting policy, and communicating our policies to companies and other investors, Domini is able to create lasting change and a better environment for our investments and our communities.

The holdings discussed above can be found in the Portfolio of Investments of the Domini Impact Equity Fund, included herein. The composition of the Domini Funds’ portfolios is subject to change.

An investment in the Domini Impact Equity Fund is not a bank deposit and is not insured. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. You may lose money.

An investment in the Fund is subject to market, market sector, impact investing, and foreign investing risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing security regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

This report is not authorized for distribution to prospective investors of the Domini Funds referenced herein unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing contained herein is to be considered a recommendation concerning the merits of any noted company or security, or an offer of sale or a solicitation of an offer to buy shares of any Fund or issuer referenced in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information. Carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Funds’ prospectus, which may be obtained by calling 1-800-582-6757, or at www.domini.com. Please read the prospectus carefully before investing. The Domini Funds are distributed by DSIL Investment Services LLC (DSILD), member FINRA. Domini Impact Investments LLC is each Fund’s investment manager. The Funds are subadvised by unaffiliated entities. 3/19

DOMINI IMPACT INTERNATIONAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2019, about the ten largest holdings of the Domini Impact International Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Sanofi	3.1%	Kering SA	2.0%

Novartis AG	3.1%	Coca-Cola Euro Partners PLC	1.8%

Nissan Motor Co Ltd	2.4%	AXA SA	1.8%

Allianz SE	2.2%	Central Japan Railway Co	1.7%

Sandvik AB	2.1%	Koninklijke Ahold Delhaize NV	1.7%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Domini Impact International Equity Fund’s Portfolio of Investments (as of 1/31/19), included herein. The composition of the Fund’s portfolio is subject to change.

*Other countries include Denmark (0.9%), Turkey (0.6%), Hungary (0.5%), India (0.4%), Israel (0.4%), Mexico (0.4%), South Africa (0.4%), China (0.3%), Finland (0.3%), Norway (0.2%), and Ireland (0.0%).

DOMINI IMPACT INTERNATIONAL EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)

		Investor shares	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	Institutional shares[1]	Class Y Shares[2]	MSCI EAFE (net)

As of 1/31/19	1 Year	-15.12%	-19.27%	-15.25%	-14.89%	-15.12%	-12.51%

	5 Year	3.44%	2.39%	3.39%	3.82%	3.44%	2.66%

	10 Year	9.50%	8.96%	9.50%	9.50%	9.50%	8.11%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applies on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured. You may lose money. The Fund is subject to market, market segment, style and foreign investing risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing security regulations and accounting standards limited public information possible changes in taxation, and periods of illiquidity.

Per the prospectus dated December 1, 2018, the Fund’s annual operating expenses totaled: 1.41% (Investor), 1.47%/1.43% (gross/net) (Class A), 1.02% (Institutional), 1.13% (gross/net) (Class Y). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A and Class Y share expenses to 1.43% and 1.15%, respectively until November 30, 2019, absent an earlier modification approved by the Fund’s Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) index (net) is an unmanaged index of common stocks. MSCI EAFE (net) includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses or taxes. It is not available for direct investment.

1Institutional shares were not offered prior to November 30, 2012. All performance information for time periods beginning prior to November 30, 2012, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

2Class Y shares did not commence operations until July 23, 2018. All performance information for time periods beginning prior to July 23, 2018 is the performance of the Investor Shares. This performance has not been adjusted to reflect the lower expenses of the Class Y shares.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stock – 97.6%
Australia – 5.3%
BlueScope Steel Ltd	Materials	1,282,054	$11,749,573
Dexus	Real Estate	1,304,145	10,953,537
Flight Centre Travel Group Ltd	Consumer Services	148,717	4,681,129
Fortescue Metals Group Ltd	Materials	3,317,746	13,747,737
Goodman Group	Real Estate	409,661	3,497,381
GPT Group/The	Real Estate	573,999	2,434,572
Harvey Norman Holdings Ltd	Retailing	689,641	1,698,838
Mirvac Group	Real Estate	7,518,213	13,223,050
Vicinity Centres	Real Estate	1,529,930	2,921,801

			64,907,618

Austria – 1.1%
Raiffeisen Bank International AG	Banks	262,333	6,956,710
Verbund AG	Utilities	134,688	6,900,683

			13,857,393

Belgium – 1.8%
Ageas	Insurance	186,584	8,697,084
Colruyt SA	Food & Staples Retailing	46,142	3,322,004
UCB SA	Pharma, Biotech & Life Sciences	117,327	10,192,062

			22,211,150

Brazil – 1.0%
Banco do Brasil SA	Banks	459,355	6,544,486
Itausa – Investimentos Itau SA	Banks	861,100	3,193,397
Porto Seguro SA	Insurance	147,537	2,271,407

			12,009,290

China – 0.3%
Future Land Development Holdings Ltd	Real Estate	1,646,367	1,395,161
Tingyi Cayman Islands Holding Corp	Food & Beverage	2,109,280	2,937,656

			4,332,817

Denmark – 0.9%
DSV A/S	Transportation	57,998	4,639,748
FLSmidth & Co A/S	Capital Goods	38,945	1,829,717
GN Store Nord A/S	Health Care Equipment & Services	58,691	2,535,987
Vestas Wind Systems A/S	Capital Goods	33,137	2,745,736

			11,751,188

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Finland – 0.3%
Valmet OYJ	Capital Goods	194,086	$4,383,785

			4,383,785

France – 12.1%
AXA SA	Insurance	946,869	22,012,725
Capgemini SE	Software & Services	107,081	11,854,964
Carrefour SA	Food & Staples Retailing	365	7,236
CNP Assurances	Insurance	202,651	4,615,470
Credit Agricole SA	Banks	231,361	2,649,051
Eiffage SA	Capital Goods	114,227	10,728,137
Eutelsat Communications SA	Media & Entertainment	58,235	1,238,046
Kering SA	Consumer Durables & Apparel	48,457	24,362,786
Peugeot SA	Automobiles & Components	734,906	18,532,883
Sanofi	Pharma, Biotech & Life Sciences	433,465	37,769,670
Schneider Electric SE	Capital Goods	74,160	5,287,512
Teleperformance	Commercial & Professional Services	59,217	10,216,676

			149,275,156

Germany – 6.1%
adidas AG	Consumer Durables & Apparel	64,261	15,328,406
Allianz SE	Insurance	129,804	27,609,403
CECONOMY AG	Retailing	497,200	2,339,099
HUGO BOSS AG	Consumer Durables & Apparel	41,445	2,979,012
Merck KGaA	Pharma, Biotech & Life Sciences	78,695	8,283,475
SAP SE	Software & Services	139,286	14,438,755
Wacker Chemie AG	Materials	45,610	4,837,250

			75,815,400

Hong Kong – 1.9%
AIA Group Ltd	Insurance	232,248	2,097,205
Hongkong Land Holdings Ltd	Real Estate	697,620	5,018,606
Kerry Properties Ltd	Real Estate	851,179	3,535,592
Swire Pacific Ltd Cl A	Real Estate	264,282	3,130,127
Swire Properties Ltd	Real Estate	905,378	3,534,055
Wharf Holdings Ltd/The	Real Estate	1,372,526	4,148,699
Wheelock & Co Ltd	Real Estate	297,708	1,908,603

			23,372,887

Hungary – 0.5%
OTP Bank Nyrt	Banks	136,789	5,652,878

			5,652,878

India – 0.4%
Dr Reddy’s Laboratories Ltd	Pharma, Biotech & Life Sciences	81,629	3,121,799

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
India (Continued)
Wipro Ltd	Software & Services	363,301	$1,883,822

			5,005,621

Ireland- 0.0%
Irish Bank Resolution Corp Ltd/Old (a)(c)	Banks	138,674	0

			0

Israel – 0.4%
Check Point Software Technologies Ltd (a)	Software & Services	48,694	5,449,832

			5,449,832

Italy – 1.7%
A2A SpA	Utilities	4,253,966	7,781,222
CNH Industrial NV	Capital Goods	1,308,289	12,890,835

			20,672,057

Japan – 22.3%
Amada Holdings Co Ltd	Capital Goods	422,192	4,253,015
Brother Industries Ltd	Technology Hardware & Equipment	448,072	7,568,247
Central Japan Railway Co	Transportation	99,282	21,475,778
Dai Nippon Printing Co Ltd	Commercial & Professional Services	383,241	8,877,858
FUJIFILM Holdings Corp	Technology Hardware & Equipment	160,183	6,888,453
Hachijuni Bank Ltd/The	Banks	1,127,837	4,998,363
House Foods Group Inc	Food & Beverage	32,852	1,144,738
Ibiden Co Ltd	Technology Hardware & Equipment	113,786	1,660,187
K’s Holdings Corp	Retailing	765,107	7,629,851
Kose Corp	Household & Personal Products	81,543	11,980,747
KYORIN Holdings Inc	Pharma, Biotech & Life Sciences	104,344	2,217,567
Matsumotokiyoshi Holdings Co Ltd	Food & Staples Retailing	106,781	3,301,581
Medipal Holdings Corp	Health Care Equipment & Services	254,296	5,874,561
MINEBEA MITSUMI Inc	Capital Goods	105,825	1,742,241
Mitsubishi Estate Co Ltd	Real Estate	90,054	1,596,382
Mitsubishi Gas Chemical Co Inc	Materials	687,998	10,891,314
Mitsui Fudosan Co Ltd	Real Estate	560,607	13,631,752
Mixi Inc	Media & Entertainment	216,700	5,498,177
MS&AD Insurance Group Holdings Inc	Insurance	267,005	7,911,195
Murata Manufacturing Co Ltd	Technology Hardware & Equipment	135,802	20,417,411
Nikon Corp	Consumer Durables & Apparel	712,571	12,194,474

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	118,041	$3,290,149
Nissan Motor Co Ltd	Automobiles & Components	3,410,866	29,154,206
Nitto Denko Corp	Materials	69,602	3,940,490
Nomura Real Estate Holdings Inc	Real Estate	63,243	1,229,351
NTN Corp	Capital Goods	5,300	17,432
ORIX Corp	Diversified Financials	1,222,812	18,460,770
Ricoh Co Ltd	Technology Hardware & Equipment	282,053	3,007,299
Seino Holdings Co Ltd	Transportation	416,167	5,758,448
Shionogi & Co Ltd	Pharma, Biotech & Life Sciences	283,657	17,510,574
Sony Corp	Consumer Durables & Apparel	68,006	3,410,546
Sumitomo Dainippon Pharma Co Ltd	Pharma, Biotech & Life Sciences	108,204	2,549,773
Suzuken Co Ltd/Aichi Japan	Health Care Equipment & Services	75,672	3,976,670
Taiyo Yuden Co Ltd	Technology Hardware & Equipment	75,389	1,329,652
Toppan Printing Co Ltd	Commercial & Professional Services	541,358	8,880,066
Toyo Seikan Group Holdings Ltd	Materials	348,727	7,856,479
Yamazaki Baking Co Ltd	Food & Beverage	118,527	2,330,197

			274,455,994

Mexico – 0.4%
Grupo Financiero Banorte SAB de CV	Banks	854,366	4,775,101

			4,775,101

Netherlands – 6.9%
ABN AMRO Group NV	Banks	430,557	10,763,083
Aegon NV	Insurance	1,091,680	5,638,053
ASR Nederland NV	Insurance	123,306	5,213,766
Coca-Cola European Partners PLC	Food & Beverage	477,226	22,706,413
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	784,778	20,727,321
Koninklijke Philips NV	Health Care Equipment & Services	137,989	5,453,772
NN Group NV	Insurance	335,786	14,214,657

			84,717,065

Norway – 0.2%
Orkla ASA	Food & Beverage	249,439	2,018,547

			2,018,547

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Singapore – 2.8%
CapitaLand Ltd	Real Estate	813,430	$2,018,994
ComfortDelGro Corp Ltd	Transportation	4,300,966	7,471,782
United Overseas Bank Ltd	Banks	651,426	12,222,575
Yangzijiang Shipbuilding Holdings Ltd	Capital Goods	11,782,095	12,328,278

			34,041,629

South Africa – 0.4%
Mondi Ltd	Materials	187,077	4,649,755

			4,649,755

South Korea – 1.8%
BNK Financial Group Inc	Banks	445,386	2,946,270
Industrial Bank of Korea	Banks	495,138	6,342,256
LG Display Co Ltd	Technology Hardware & Equipment	143,172	2,438,595
LG Uplus Corp	Telecommunication Services	394,345	5,359,967
Woori Bank (a) (c)	Banks	412,218	5,551,202

			22,638,290

Spain – 1.4%
Banco Santander SA	Banks	2,078	9,880
Telefonica SA	Telecommunication Services	2,015,114	17,376,314

			17,386,194

Sweden – 6.5%
Alfa Laval AB	Capital Goods	487,767	11,059,914
Castellum AB	Real Estate	177,504	3,365,538
Fabege AB	Real Estate	236,445	3,450,594
Holmen AB Cl B	Materials	34,332	735,834
Industrivarden AB Cl C	Diversified Financials	361,096	7,445,318
Sandvik AB	Capital Goods	1,621,851	25,920,073
SSAB AB Cl A	Materials	419,784	1,664,266
Svenska Cellulosa AB SCA Cl B	Materials	1,692,088	14,885,370
Telefonaktiebolaget LM Ericsson	Technology Hardware & Equipment	1,247,462	11,120,566

			79,647,473

Switzerland – 7.3%
Chocoladefabriken Lindt & Spruengli AG	Food & Beverage	1,494	9,522,091
Novartis AG	Pharma, Biotech & Life Sciences	429,852	37,615,297
Swiss Life Holding AG	Insurance	36,048	14,906,869
Swiss Re AG	Insurance	53,200	5,114,212
Swisscom AG	Telecommunication Services	25,039	12,029,677
Vifor Pharma AG	Pharma, Biotech & Life Sciences	81,408	10,385,675

			89,573,821

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Taiwan – 1.9%
Asia Cement Corp	Materials	4,604,127	$5,535,832
AU Optronics Corp	Technology Hardware & Equipment	13,639,926	5,346,833
Lite-On Technology Corp	Technology Hardware & Equipment	1,977,512	2,952,910
Novatek Microelectronics Corp	Semiconductors & Semiconductor Equipment	858,761	4,511,524
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	12,227,181	4,669,777

			23,016,876

Turkey – 0.6%
Turkiye Garanti Bankasi AS	Banks	2,424,803	4,246,589
Turkiye Is Bankasi AS	Banks	3,138,113	3,447,447

			7,694,036

United Kingdom – 11.3%
3i Group PLC	Diversified Financials	1,126,535	12,609,868
Auto Trader Group PLC	Media & Entertainment	283,147	1,704,254
Berkeley Group Holdings PLC	Consumer Durables & Apparel	281,099	13,880,975
Burberry Group PLC	Consumer Durables & Apparel	609,034	14,439,195
Ferguson PLC	Capital Goods	271,945	18,263,755
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	943,153	18,374,125
Hikma Pharmaceuticals PLC	Pharma, Biotech & Life Sciences	191,068	4,054,088
J Sainsbury PLC	Food & Staples Retailing	4,244,620	15,940,435
Micro Focus International PLC	Software & Services	171,228	3,274,061
Next PLC	Retailing	127,895	8,157,831
Royal Mail PLC	Transportation	1,918,710	6,780,268
Segro PLC	Real Estate	338,394	2,885,032
Standard Chartered PLC	Banks	694,194	5,615,191
Unilever PLC	Household & Personal Products	237	12,487
Wm Morrison Supermarkets PLC	Food & Staples Retailing	4,129,193	12,735,205

			138,726,770

Total Investments – 97.6% (Cost $1,168,324,469) (b)			1,202,038,623

Other Assets, less liabilities – 2.4%			29,835,035

Net Assets – 100.0%			$1,231,873,658

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $1,176,698,530. The aggregate gross unrealized appreciation is $90,517,408 and the aggregate gross unrealized depreciation is $65,177,315, resulting in net unrealized appreciation of $25,340,093.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2019, about the ten largest holdings of the Domini Impact Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Microsoft Corp	4.9%	Pfizer Inc	1.5%

Amazon.com Inc	4.3%	Procter & Gamble Co/The	1.4%

Apple Inc	4.3%	Visa Inc Cl A	1.4%

Alphabet Inc Cl A	4.1%	Verizon Communications Inc	1.4%

Bank of America Corp	1.6%	Cisco Systems Inc	1.3%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Domini Impact Equity Fund’s Portfolio of Investments (as of 1/31/19), included herein. The composition of the Fund’s portfolio is subject to change.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)

		Investor shares	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	Institutional shares	Class R shares	S&P 500

As of 1/31/19	1 Year	-7.10%	-11.50%	-7.09%	-6.75%	-6.85%	-2.31%

	5 Year	6.50%	5.44%	6.47%	6.88%	6.81%	10.96%

	10 Year	12.82%	12.30%	12.85%	13.28%	13.19%	15.00%

NOTE: The Fund’s current investment strategy commenced on December 1, 2018 with SSGA Funds Management, Inc as its subadviser. Performance information for periods prior to December 1, 2018 reflects the investment strategies employed during those periods.

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applies on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured. You may lose money. The Fund is subject to market, market segment, style and foreign investing risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing security regulations and accounting standards limited public information possible changes in taxation, and periods of illiquidity.

Per the prospectus dated December 1, 2018, the Fund’s annual operating expenses totaled 1.06% (gross/net) (Investor), 1.34% (gross)/1.09% (net) (Class A), 0.72% (gross/net) (Institutional), 0.80% (gross/net) (Class R). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional and Class R share expenses to 1.09%, 1.09%, 0.74%, and 0.80% through November 30, 2019, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

SECURITY	SHARES	VALUE
Common Stocks – 97.7%
Communication Services – 10.8%
AT&T Inc	307,551	$9,244,983
Alphabet Inc Cl A (a)	26,262	29,568,122
CenturyLink Inc	47,100	721,572
Charter Communications Inc Cl A (a)	7,300	2,416,665
Comcast Corp Cl A	201,300	7,361,541
Electronic Arts Inc (a)	13,700	1,263,688
Interpublic Group of Cos Inc/The	17,000	386,750
Netflix Inc (a)	19,000	6,450,500
New York Times Co/The Cl A	6,900	177,399
Omnicom Group Inc	9,900	771,012
Sprint Corp (a)	27,600	172,224
TELUS Corp	26,500	928,295
Take-Two Interactive Software Inc (a)	5,181	546,855
TripAdvisor Inc (a)	4,700	269,686
Verizon Communications Inc	180,063	9,914,269
Walt Disney Co/The	63,342	7,063,900

		77,257,461

Consumer Discretionary – 12.3%
Advance Auto Parts Inc	2,957	470,754
Amazon.com Inc (a)	18,039	31,004,170
Best Buy Co Inc	10,103	598,502
Booking Holdings Inc (a)	1,962	3,595,973
BorgWarner Inc	8,800	359,920
Capri Holdings Ltd (a)	6,635	281,855
CarMax Inc (a)	7,700	452,606
Chipotle Mexican Grill Inc (a)	1,188	629,177
Cie Generale des Etablissements Michelin SCA ADR	39,700	862,086
eBay Inc (a)	40,400	1,359,460
Expedia Group Inc	5,200	620,100
Fast Retailing Co Ltd ADR	24,000	1,098,120
Gap Inc/The	12,345	314,057
Garmin Ltd	5,800	401,244
Gentex Corp	12,000	254,160
Genuine Parts Co	6,200	618,884
Home Depot Inc/The	48,618	8,922,862
Kohl’s Corp	7,212	495,392
L Brands Inc	10,719	298,417
LKQ Corp (a)	12,600	330,372
Lennar Corp Cl A	12,800	606,976
Lowe’s Cos Inc	33,364	3,208,282
Marriott International Inc/MD Cl A	12,209	1,398,297
Mohawk Industries Inc (a)	2,800	360,612
NIKE Inc Cl B	55,076	4,509,623
NVR Inc (a)	150	399,000
Nordstrom Inc	5,309	246,391
O’Reilly Automotive Inc (a)	3,600	1,240,776
Ralph Lauren Corp	2,439	283,265

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

SECURITY	SHARES	VALUE

Consumer Discretionary (Continued)
Sony Corp ADR	54,700	$2,741,564
Starbucks Corp	53,014	3,612,374
Tapestry Inc	12,348	477,991
Target Corp	22,933	1,674,109
Tenneco Inc Cl A	2,298	79,695
Tesla Inc (a)	11,166	3,428,185
Tiffany & Co	5,100	452,523
Toyota Motor Corp ADR	51,900	6,392,523
Ulta Beauty Inc (a)	2,500	729,800
Under Armour Inc Cl A (a)	15,100	313,174
Vail Resorts Inc	1,800	338,868
Veoneer Inc (a)	32,109	957,169
Wayfair Inc Cl A (a)	2,700	295,542
Weight Watchers International Inc (a)	36,512	1,168,384
Williams-Sonoma Inc	3,600	195,948

		88,079,182

Consumer Staples – 6.2%
Campbell Soup Co	8,791	311,465
Church & Dwight Co Inc	10,800	697,788
Clorox Co/The	5,700	845,766
Colgate-Palmolive Co	38,053	2,461,268
Costco Wholesale Corp	18,920	4,060,800
Coty Inc Cl A	20,700	160,632
Estee Lauder Cos Inc/The Cl A	9,556	1,303,630
General Mills Inc	26,375	1,172,105
JM Smucker Co/The	4,746	497,760
Kimberly-Clark Corp	15,141	1,686,405
Kraft Heinz Co/The	27,823	1,337,173
Kroger Co/The	36,101	1,022,741
Lamb Weston Holdings Inc	6,400	462,720
Mondelez International Inc Cl A	62,965	2,912,761
PepsiCo Inc	60,561	6,823,408
Procter & Gamble Co/The	106,255	10,250,420
Sprouts Farmers Market Inc (a)	6,600	158,268
SunOpta Inc (a)	356,643	1,483,635
Sysco Corp	21,248	1,356,685
Unilever PLC ADR	49,000	2,577,400
Walgreens Boots Alliance Inc	35,648	2,575,924

		44,158,754

Financials – 11.5%
Affiliated Managers Group Inc	2,400	251,880
Aflac Inc	32,852	1,567,040
Amalgamated Bank Cl A	39,280	704,683
American Express Co	30,591	3,141,696
Aon PLC	10,500	1,640,415
Arthur J Gallagher & Co	8,100	605,151
BB&T Corp	33,300	1,625,040

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

SECURITY	SHARES	VALUE

Financials (Continued)
Bank of America Corp	390,208	$11,109,222
Bank of Montreal	28,400	2,078,596
Bank of Nova Scotia/The	54,339	3,094,063
BlackRock Inc	4,900	2,033,892
CME Group Inc	15,400	2,807,112
Capital One Financial Corp	20,759	1,672,968
Chubb Ltd	19,100	2,541,255
Cincinnati Financial Corp	6,800	551,616
Citigroup Inc	107,900	6,955,234
Comerica Inc	7,054	555,432
Cullen/Frost Bankers Inc	2,700	262,656
Discover Financial Services	14,800	998,852
E*TRADE Financial Corp	11,014	513,913
East West Bancorp Inc	6,500	327,080
Everest Re Group Ltd	1,800	394,290
Federal Agricultural Mortgage Corp Cl C	15,532	1,098,889
Franklin Resources Inc	12,700	376,047
Hartford Financial Services Group Inc/The	15,900	746,028
Huntington Bancshares Inc/OH	46,100	610,364
Intercontinental Exchange Inc	24,595	1,887,912
Invesco Ltd	18,500	337,070
KeyCorp	45,300	746,091
MSCI Inc	3,800	647,026
Marsh & McLennan Cos Inc	21,900	1,931,361
Moody’s Corp	7,300	1,157,123
Morgan Stanley	57,792	2,444,602
Nasdaq Inc	5,100	449,004
Northern Trust Corp	9,200	813,832
PNC Financial Services Group Inc/The	18,590	2,280,435
People’s United Financial Inc	16,700	273,546
Principal Financial Group Inc	12,600	630,882
Prudential Financial Inc	17,987	1,657,322
Raymond James Financial Inc	5,400	434,700
Regions Financial Corp	43,728	663,354
Reinsurance Group of America Inc	2,800	404,460
S&P Global Inc	10,900	2,088,985
SEI Investments Co	6,500	309,010
Starwood Property Trust Inc	12,400	273,792
T Rowe Price Group Inc	10,300	962,638
TD Ameritrade Holding Corp	12,700	710,565
Toronto-Dominion Bank/The	80,321	4,522,876
Travelers Cos Inc/The	11,600	1,456,264
US Bancorp	64,846	3,317,521
Unum Group	9,400	326,744
Voya Financial Inc	7,100	329,653
Westpac Banking Corp ADR	151,700	2,707,845
Zions Bancorp NA	8,200	390,238

		82,418,265

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

SECURITY	SHARES	VALUE

Health Care – 15.7%
ABIOMED Inc (a)	1,900	$667,033
AbbVie Inc	62,611	5,027,037
Agilent Technologies Inc	14,000	1,064,700
Alexion Pharmaceuticals Inc (a)	9,500	1,168,120
Align Technology Inc (a)	3,300	821,535
Amgen Inc	27,353	5,118,020
Becton Dickinson and Co	11,700	2,918,682
Bio-Rad Laboratories Inc Cl A (a)	1,000	249,870
Bio-Techne Corp	1,700	296,582
BioTelemetry Inc (a)	30,329	2,178,229
Biogen Inc (a)	8,739	2,916,903
Bristol-Myers Squibb Co	69,787	3,445,384
Bruker Corp	4,600	161,276
Celgene Corp (a)	30,000	2,653,800
Cerner Corp (a)	13,900	763,249
Cooper Cos Inc/The	2,200	613,272
DENTSPLY SIRONA Inc	9,500	398,525
Danaher Corp	27,200	3,017,024
DexCom Inc (a)	23,367	3,295,448
Edwards Lifesciences Corp (a)	9,200	1,567,864
Gilead Sciences Inc	55,365	3,876,104
GlaxoSmithKline PLC ADR	108,000	4,233,600
Haemonetics Corp (a)	2,351	232,537
Henry Schein Inc	6,600	512,820
Hill-Rom Holdings Inc	2,800	280,056
Hologic Inc (a)	57,781	2,565,476
IDEXX Laboratories Inc (a)	3,700	787,286
Illumina Inc (a)	6,600	1,846,614
Incyte Corp (a)	7,900	636,661
Ionis Pharmaceuticals Inc (a)	5,700	330,600
Koninklijke Philips NV	39,000	1,537,770
Merck & Co Inc	112,901	8,403,221
Mettler-Toledo International Inc (a)	1,100	701,976
Nektar Therapeutics (a)	7,700	326,018
Novartis AG ADR	104,800	9,172,096
Novo Nordisk A/S ADR	73,800	3,470,076
OraSure Technologies Inc (a)	136,050	1,748,243
PerkinElmer Inc	4,800	434,400
Perrigo Co PLC	5,900	274,055
Pfizer Inc	251,900	10,693,155
Quest Diagnostics Inc	5,900	515,365
Regeneron Pharmaceuticals Inc (a)	3,500	1,502,445
ResMed Inc	6,146	584,915
STERIS PLC	3,800	433,428
Sanofi ADR	98,500	4,279,825
Seattle Genetics Inc (a)	23,942	1,829,887
Stryker Corp	13,300	2,361,681
Teladoc Health Inc (a)	34,635	2,223,567
Thermo Fisher Scientific Inc	17,814	4,376,365

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

SECURITY	SHARES	VALUE

Health Care (Continued)
Varian Medical Systems Inc (a)	3,900	$514,917
Veeva Systems Inc Cl A (a)	5,443	593,614
Vertex Pharmaceuticals Inc (a)	11,300	2,157,283
Waters Corp (a)	3,263	754,471

		112,533,080

Industrials – 6.2%
3M Co	25,215	5,050,565
AO Smith Corp	6,500	311,090
Acuity Brands Inc	11,467	1,386,475
Alaska Air Group Inc	5,600	358,120
Allegion PLC	4,200	360,612
Ameresco Inc Cl A (a)	157,039	2,344,592
CH Robinson Worldwide Inc	5,900	511,943
Canadian Pacific Railway Ltd	6,300	1,290,870
Carlisle Cos Inc	2,500	269,325
Copart Inc (a)	9,200	465,796
Cummins Inc	6,851	1,007,851
Deere & Co	13,800	2,263,200
Donaldson Co Inc	5,800	274,224
Emerson Electric Co	27,400	1,793,878
Expeditors International of Washington Inc	7,600	526,680
Fastenal Co	12,700	767,842
Flowserve Corp	5,900	259,836
Fortune Brands Home & Security Inc	6,400	289,920
Graco Inc	7,400	320,642
HD Supply Holdings Inc (a)	7,500	314,550
Hubbell Inc	2,400	262,392
IDEX Corp	3,400	468,724
IHS Markit Ltd (a)	15,400	799,568
Illinois Tool Works Inc	12,700	1,743,837
Ingersoll-Rand PLC	10,900	1,090,436
JB Hunt Transport Services Inc	3,800	406,752
JetBlue Airways Corp (a)	13,588	244,448
Johnson Controls International plc	39,800	1,344,046
KAR Auction Services Inc	6,100	317,261
Lennox International Inc	1,700	389,776
Masco Corp	13,100	424,571
Nielsen Holdings PLC	15,500	398,040
Nordson Corp	2,100	272,244
Owens Corning	4,900	256,711
PACCAR Inc	15,051	986,142
Pentair PLC	7,300	300,687
Quanta Services Inc	6,500	229,710
Robert Half International Inc	5,451	351,208
Rockwell Automation Inc	5,200	881,504
Roper Technologies Inc	4,400	1,246,344
Sensata Technologies Holding PLC (a)	7,100	337,250
Simpson Manufacturing Co Inc	1,900	116,622

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

SECURITY	SHARES	VALUE

Industrials (Continued)
Snap-on Inc	2,500	$414,975
Sunrun Inc (a)	107,468	1,429,324
TPI Composites Inc (a)	42,090	1,274,064
Thomson Reuters Corp	7,600	397,784
Trex Co Inc	2,700	188,352
USG Corp	3,900	168,285
United Parcel Service Inc Cl B	30,131	3,175,807
United Rentals Inc (a)	3,500	438,410
WW Grainger Inc	2,070	611,457
Wabtec Corp	3,900	269,724
Wolters Kluwer NV ADR	44,617	2,781,870
Xylem Inc/NY	7,700	548,702

		44,735,038

Information Technology – 29.7%
2U Inc (a)	41,082	2,335,512
ASML Holding NV	18,200	3,185,546
Accenture PLC Cl A	27,600	4,237,980
Adobe Inc (a)	21,439	5,313,013
Advanced Micro Devices Inc (a)	42,650	1,041,087
Akamai Technologies Inc (a)	6,900	449,190
Analog Devices Inc	15,800	1,561,988
Apple Inc	186,108	30,975,816
Applied Materials Inc	42,200	1,649,176
Arista Networks Inc (a)	2,300	493,994
Atlassian Corp PLC Cl A (a)	31,312	3,081,101
Autodesk Inc (a)	28,272	4,161,638
Automatic Data Processing Inc	17,900	2,503,136
Blackbaud Inc	16,190	1,159,204
Blackline Inc (a)	40,426	1,923,469
Broadcom Inc	17,700	4,748,025
Cadence Design Systems Inc (a)	12,100	581,163
Cisco Systems Inc	196,718	9,302,794
Citrix Systems Inc	5,685	582,940
Cognizant Technology Solutions Corp Cl A	25,300	1,762,904
Corning Inc	35,300	1,174,078
Cree Inc (a)	69,937	3,526,923
DXC Technology Co	12,247	785,278
F5 Networks Inc (a)	2,600	418,470
Fidelity National Information Services Inc	14,000	1,463,420
First Solar Inc (a)	53,091	2,685,874
Fiserv Inc	17,600	1,459,568
Fortinet Inc (a)	6,400	490,048
Gartner Inc (a)	3,900	529,971
HP Inc	69,300	1,526,679
Hewlett Packard Enterprise Co	66,400	1,035,176
IPG Photonics Corp (a)	1,600	212,800
Integrated Device Technology Inc (a)	5,800	283,330
Intel Corp	195,446	9,209,416

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

SECURITY	SHARES	VALUE

Information Technology (Continued)
International Business Machines Corp	39,439	$5,301,390
Intuit Inc	10,800	2,330,856
Itron Inc (a)	35,908	1,961,654
Juniper Networks Inc	14,800	383,912
KLA-Tencor Corp	6,600	703,362
Lam Research Corp	6,700	1,136,186
Mastercard Inc Cl A	39,020	8,238,293
Micron Technology Inc (a)	48,700	1,861,314
Microsoft Corp	335,412	35,027,075
Mitek Systems Inc	146,448	1,615,321
Motorola Solutions Inc	7,301	853,560
NVIDIA Corp	25,000	3,593,750
NetApp Inc	11,208	714,734
Nordea Bank Abp ADR	176,900	1,623,058
PayPal Holdings Inc (a)	48,600	4,313,736
Paychex Inc	14,100	998,280
Pluralsight Inc Cl A (a)	58,537	1,754,939
Red Hat Inc (a)	7,800	1,387,152
Salesforce.com Inc (a)	31,700	4,817,449
Seagate Technology PLC	11,100	491,508
Skyworks Solutions Inc	7,700	562,408
Square Inc Cl A (a)	61,166	4,364,194
STMicroelectronics NV	112,147	1,776,408
SunPower Corp (a)	148,484	862,692
Symantec Corp	27,400	575,948
Synopsys Inc (a)	6,300	588,105
Texas Instruments Inc	41,400	4,168,152
Universal Display Corp	23,649	2,455,476
VMware Inc Cl A	3,230	487,956
VeriSign Inc (a)	4,700	795,569
Visa Inc Cl A	75,900	10,247,259
Western Digital Corp	12,400	557,876

		212,400,279

Materials – 1.8%
Air Products & Chemicals Inc	9,600	1,578,144
AptarGroup Inc	2,600	257,712
Avery Dennison Corp	3,900	407,355
Axalta Coating Systems Ltd (a)	9,700	248,514
Ecolab Inc	11,200	1,771,504
International Paper Co	17,800	844,254
Linde PLC	24,300	3,961,143
Nucor Corp	13,792	844,622
PPG Industries Inc	10,600	1,117,664
Sealed Air Corp	7,100	280,450
Steel Dynamics Inc	10,036	367,217
Vulcan Materials Co	5,900	599,735
Westrock Co	10,985	447,199

		12,725,513

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

SECURITY	SHARES	VALUE

Real Estate – 3.1%
American Tower Corp	19,200	$3,318,528
Apartment Investment & Management Company Cl A	6,900	341,688
Boston Properties Inc	6,800	896,716
CBRE Group Inc Cl A (a)	13,900	635,925
Crown Castle International Corp	17,900	2,095,374
Digital Realty Trust Inc	9,100	985,894
Duke Realty Corp	15,500	453,220
Equinix Inc	3,500	1,379,000
Essex Property Trust Inc	2,800	759,360
Extra Space Storage Inc	5,300	522,633
Federal Realty Investment Trust	3,300	437,481
Host Hotels & Resorts Inc	33,022	596,377
Iron Mountain Inc	12,200	453,840
Liberty Property Trust	6,600	311,124
Mid-America Apartment Communities Inc	4,900	496,272
Prologis Inc	27,500	1,901,900
Public Storage	6,600	1,402,632
Realty Income Corp	13,000	892,970
Regency Centers Corp	6,900	448,500
SBA Communications Corp (a)	4,900	894,397
UDR Inc	11,400	498,750
Ventas Inc	15,500	999,595
Welltower Inc	16,500	1,278,585

		22,000,761

Utilities – 0.4%
Alliant Energy Corp	10,100	449,147
Avangrid Inc	2,547	127,019
Consolidated Edison Inc	14,227	1,104,727
Eversource Energy	13,800	957,858

		2,638,751

Total Investments – 97.7% (Cost $649,983,320) (b)		698,947,084

Other Assets, less liabilities – 2.3%		16,223,842

Net Assets – 100.0%		$715,170,926

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $652,227,885. The aggregate gross unrealized appreciation is $64,952,264 and the aggregate gross unrealized depreciation is $18,233,065, resulting in net unrealized appreciation of $46,719,199.

ADR — American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

Fund Performance and Holdings

The bar chart below provides information as of January 31, 2019, about the percentage of the Domini Impact Bond Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT BOND FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)

		Investor shares	Institutional shares[1]	Bloomberg Barclays U.S. Aggregate Index

As of 1/31/19	1 Year	1.55%	1.78%	2.25%

	5 Year	1.92%	2.15%	2.44%

	10 Year	2.70%	2.70%	3.68%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applies on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated December 1, 2018, the Fund’s annual operating expenses totaled: 1.14% (gross)/ 0.87% (net) (Investor), 1.03% (gross)/ 0.57% (net) (Institutional). Domini Impact Investments LLC has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 0.87% and 0.57%, respectively, absent an earlier modification by the Fund’s Board.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Domini Impact Bond Fund is not a bank deposit and is not insured. The Fund is subject to credit, interest rate, liquidity, impact investing and market risks. You may lose money.

During periods of rising interest rates, the Fund can lose value. Some of the Fund’s community development investments may be unrated and may carry greater credit risks than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates, mortgage-backed securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s returns.

The reduction or withdrawal of historical financial market support activities by the U.S. Government and Federal Reserve, or other governments/central banks could negatively impact financial markets generally, and increase market, liquidity and interest rate risks which could adversely affect the Fund’s returns.

The Bloomberg Barclays U.S. Aggregate Index is an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. You cannot invest directly in an index.

1Institutional shares were not offered prior to November 30, 2011. All performance information for time periods beginning prior to November 30, 2011, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Principal Amount*	Value

Long Term Investments – 111.4%
Mortgage Backed Securities – 62.0%
Agency Collateralized Mortgage Obligations – 4.7%
Fannie Mae Connecticut Avenue Securities
6.060%, VR, 7/25/2029	120,000	$129,453
6.860%, VR, 5/25/2029	235,000	257,033
FHMS KBF1 A, 2.893%, VR, 7/25/2024	748,000	750,054
FHMS KW06 A1, 3.800%, VR, 2/25/2027	798,862	838,819
FHR 3877 LM, 3.500%, 6/15/2026	780,000	804,151
FNR 2017 72 CD, 3.000%, 9/25/2047	185,976	186,517
FNR 2017 72 B, 3.000%, 9/25/2047	178,424	178,675
FNR 2012 17 BC, 3.500%, 3/25/2027	368,000	379,237
FNR 2018 72 BA, 3.500%, 7/25/2054	286,619	290,561
FREMF Mortgage Trust
144A, 3.647%, VR, 11/25/2050 (d)	120,000	119,889
144A, 3.675%, VR, 11/25/2049 (d)	250,000	247,407
144A, 3.675%, VR, 11/25/2049 (d)	90,000	86,726
144A, 3.726%, VR, 10/25/2049 (d)	120,000	116,107
144A, 3.726%, VR, 10/25/2049 (d)	40,000	37,093
144A, 3.753%, VR, 11/25/2050 (d)	220,000	212,354
144A, 3.753%, VR, 11/25/2050 (d)	65,000	60,146
144A, 3.972%, VR, 7/25/2049 (d)	175,000	177,936
144A, 3.836%, VR, 7/25/2049 (d)	224,000	228,150
144A, 3.844%, VR, 10/25/2049 (d)	90,000	87,437
144A, 3.880%, VR, 2/25/2050 (d)	100,000	101,257
144A, 3.944%, VR, 9/25/2049 (d)	85,000	83,722
144A, 3.981%, VR, 5/25/2050 (d)	70,000	69,019
144A, 4.022%, VR, 11/25/2032 (d)	67,000	56,278
144A, 4.036%, VR, 7/25/2027 (d)	136,000	134,266
144A, 4.073%, VR, 7/25/2050 (d)	155,000	153,600
144A, 4.081%, VR, 10/25/2031 (d)	461,000	431,695
STACR 2018 HRP1 M2 144A 144A, 4.160%, VR, 4/25/2043 (d)	114,358	115,376

		6,332,958

Commercial Mortgage Backed Securities – 5.8%
BWAY Mortgage Trust 144A, 2.809%, 3/10/2033 (d)	143,146	141,472
Commercial Mortgage Trust
144A, 3.424%, 3/10/2031 (d)	640,000	654,145
144A, 3.726%, 3/10/2031 (d)	644,000	662,904
GS Mortgage Securities Trust 144A, 3.209%, VR, 7/15/2032 (d)	395,000	390,860
Hudson Yards 144A, 2.835%, 8/10/2038 (d)	1,000,000	956,874
JP Morgan Chase Commercial Mortgage Trust 144A, 4.128%, 7/5/2031 (d)	555,000	577,617
Madison Avenue Trust 144A, 3.294%, VR, 8/15/2034 (d)	729,000	722,474
Morgan Stanley BAML Trust
3.526%, 12/15/2047	180,167	182,608
4.051%, 4/15/2047	300,000	311,460
4.259%, VR, 10/15/2046	300,000	313,498
144A, 3.209%, VR, 11/15/2034 (d)	531,000	524,975

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Principal Amount*	Value
Commercial Mortgage Backed Securities (Continued)
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (d)	806,000	$817,134
One Market Plaza Trust 144A, 3.614%, 2/10/2032 (d)	710,000	720,031
Park Avenue Trust 144A, 3.508%, 6/5/2037 (d)	712,000	708,694

		7,684,746

Federal Home Loan Mortgage Corporation – 9.3%
849167, 2.874%, VR, 10/1/2043 (c)	257,579	257,869
A12413, 5.000%, 8/1/2033 (c)	22,699	24,273
A37619, 4.500%, 9/1/2035 (c)	170,045	177,612
A87874, 4.000%, 8/1/2039 (c)	66,404	68,510
A89148, 4.000%, 10/1/2039 (c)	101,147	104,480
A89384, 4.000%, 10/1/2039 (c)	126,613	130,922
A89729, 4.000%, 11/1/2039 (c)	57,307	59,257
A93101, 5.000%, 7/1/2040 (c)	93,856	99,744
A93996, 4.500%, 9/1/2040 (c)	44,875	47,217
A94362, 4.000%, 10/1/2040 (c)	150,963	156,095
A94742, 4.000%, 11/1/2040 (c)	25,657	26,554
A95084, 4.000%, 11/1/2040 (c)	21,114	21,833
A95085, 4.000%, 11/1/2040 (c)	194,929	201,563
A95796, 4.000%, 12/1/2040 (c)	92,974	96,137
A97047, 4.500%, 2/1/2041 (c)	94,837	99,786
FHR 3806 L, 3.500%, 2/15/2026	847,000	875,956
FHR 3800 CB, 3.500%, 2/15/2026	383,000	395,240
FHR 3768 CB, 3.500%, 12/15/2025	343,000	350,266
G01779, 5.000%, 4/1/2035 (c)	28,776	30,762
G01828, 4.500%, 4/1/2035 (c)	134,498	140,533
G01837, 5.000%, 7/1/2035 (c)	185,665	198,465
G01838, 5.000%, 7/1/2035 (c)	32,179	34,407
G02424, 5.500%, 12/1/2036 (c)	124,330	135,073
G04997, 5.000%, 1/1/2037 (c)	113,496	120,823
G05052, 5.000%, 10/1/2033 (c)	12,150	12,942
G06079, 6.000%, 7/1/2039 (c)	106,148	115,147
G06990, 5.500%, 8/1/2040 (c)	169,753	182,276
G08347, 4.500%, 6/1/2039 (c)	295,912	310,874
G08499, 3.000%, 7/1/2042 (c)	77,565	76,705
G08816, 3.500%, 6/1/2048 (c)	2,953,855	2,971,724
G14599, 2.500%, 11/1/2027 (c)	177,636	175,757
G30614, 3.500%, 12/1/2032 (c)	281,072	286,908
J17791, 3.000%, 1/1/2027 (c)	249,429	250,829
J20118, 2.500%, 8/1/2027 (c)	64,694	64,009
Q00291, 5.000%, 4/1/2041 (c)	77,109	82,051
Q01807, 4.500%, 7/1/2036 (c)	134,579	140,298
Q06160, 4.000%, 2/1/2037 (c)	64,623	66,247
Q17103, 4.000%, 6/1/2041 (c)	13,204	13,538
Q33602, 3.000%, 5/1/2045 (c)	548,917	541,725
Z40004, 6.000%, 8/1/2036 (c)	19,279	21,087
FHLMC TBA 30 Yr, 4.000%, 2/13/2049 (b)	1,600,000	1,638,844
FHLMC TBA 30 Yr, 4.000%, 3/13/2049 (b)	1,500,000	1,534,834

		12,339,172

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Principal Amount*	Value
Federal National Mortgage Association – 32.8%
190370, 6.000%, 6/1/2036 (c)	87,322	$95,764
745044, 4.500%, 8/1/2035 (c)	39,854	41,664
745327, 6.000%, 3/1/2036 (c)	250,152	274,333
889529, 6.000%, 3/1/2038 (c)	39,622	43,568
890248, 6.000%, 8/1/2037 (c)	22,487	24,657
930672, 4.500%, 3/1/2039 (c)	146,777	154,890
932441, 4.000%, 1/1/2040 (c)	473,724	489,179
995082, 5.500%, 8/1/2037 (c)	77,978	85,030
995243, 4.500%, 8/1/2038 (c)	103,717	108,543
AA9846, 4.000%, 8/1/2039 (c)	65,486	67,625
AB1343, 4.500%, 8/1/2040 (c)	136,787	144,404
AB1763, 4.000%, 11/1/2030 (c)	27,600	28,468
AB4168, 3.500%, 1/1/2032 (c)	252,365	257,417
AB6472, 2.000%, 10/1/2027 (c)	230,161	223,459
AC1877, 4.500%, 9/1/2039 (c)	61,365	64,510
AC2817, 4.000%, 10/1/2039 (c)	38,816	40,083
AC5401, 5.000%, 10/1/2039 (c)	6,286	6,702
AC9564, 4.500%, 2/1/2040 (c)	59,297	62,547
AD1649, 4.000%, 3/1/2040 (c)	70,238	72,542
AD8033, 4.000%, 8/1/2040 (c)	23,591	24,365
AE0215, 4.000%, 12/1/2039 (c)	58,600	60,511
AE0216, 4.000%, 8/1/2040 (c)	134,314	138,720
AE0624, 4.000%, 11/1/2040 (c)	55,514	57,335
AE0625, 4.000%, 12/1/2040 (c)	80,042	82,875
AE4113, 4.000%, 10/1/2040 (c)	42,776	44,176
AE4192, 4.000%, 10/1/2040 (c)	213,159	220,316
AE5143, 4.000%, 11/1/2040 (c)	33,905	35,017
AI7951, 4.500%, 8/1/2036 (c)	52,323	54,700
AJ5974, 4.000%, 12/1/2036 (c)	45,592	47,087
AL0005, 4.500%, 1/1/2041 (c)	51,135	53,771
AL0049, 6.000%, 12/1/2035 (c)	44,195	48,410
AL1627, 4.500%, 9/1/2041 (c)	96,820	101,592
AM5197, 4.200%, 1/1/2030 (c)	1,151,797	1,229,859
AM6266, 3.580%, 7/1/2030 (c)	950,853	961,439
AM7507, 3.080%, 12/1/2024	1,021,791	1,032,879
AM7598, 3.070%, 12/1/2024	1,361,143	1,375,266
AM7903, 3.380%, 1/1/2027	656,957	671,198
AM8148, 2.680%, 3/1/2027	985,827	960,915
AM8659, 2.880%, 4/1/2031 (c)	1,235,944	1,171,441
AM9154, 3.180%, 6/1/2030 (c)	1,032,708	1,019,814
AM9239, 3.030%, 6/1/2025	952,817	956,362
AN1410, 3.010%, 5/1/2028	456,864	449,959
AN1767, 2.980%, 6/1/2031 (c)	955,197	918,508
AN1840, 2.450%, 6/1/2026	1,457,583	1,404,710
AN2787, 2.600%, 9/1/2028 (c)	1,143,767	1,088,419
AN2791, 2.440%, 9/1/2026	1,099,265	1,057,963
AN3383, 2.550%, 11/1/2028	800,000	749,524
AN4301, 3.150%, 1/1/2027	2,109,700	2,116,077

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Principal Amount*	Value
Federal National Mortgage Association (Continued)
AN5557, 2.900%, 5/1/2027	1,459,677	$1,444,201
AN6744, 2.940%, 9/1/2027 (c)	1,492,535	1,470,480
AN7300, 3.290%, 11/1/2027 (c)	1,216,107	1,228,594
AN7540, 2.910%, 11/1/2027 (c)	1,500,000	1,466,649
AN9459, 3.470%, 7/1/2028	794,267	808,013
AN9483, 3.430%, 6/1/2028	794,928	806,278
AP9592, 3.500%, 10/1/2032 (c)	202,876	206,970
AR1524, 2.000%, 1/1/2028 (c)	189,752	184,221
AS3608, 2.500%, 12/1/2043 (c)	349,868	335,696
AS8449, 2.500%, 12/1/2031 (c)	35,867	35,315
AW4685, 2.625%, VR, 5/1/2044 (c)	114,219	114,541
AY3370, 2.500%, 4/1/2045 (c)	243,771	232,911
BC1171, 3.500%, 6/1/2046 (c)	1,643,743	1,657,674
BD1153, 3.000%, 8/1/2046 (c)	93,600	92,024
BD1165, 3.000%, 10/1/2046 (c)	1,428,305	1,404,258
BE1416, 2.500%, 11/1/2031 (c)	174,629	171,943
BE4435, 3.000%, 11/1/2046 (c)	2,120,890	2,086,335
BE8063, 3.000%, 12/1/2046 (c)	715,405	703,755
BJ6137, 3.500%, 1/1/2048 (c)	1,473,370	1,481,309
MA0639, 4.000%, 2/1/2041 (c)	109,938	113,545
MA0919, 3.500%, 12/1/2031 (c)	14,460	14,751
MA0949, 3.500%, 1/1/2032 (c)	143,201	146,089
MA1630, 4.000%, 10/1/2033 (c)	150,275	156,120
MA1931, 2.500%, 6/1/2024 (c)	391,701	389,020
FNMA TBA 30 Yr, 3.500%, 2/13/2049 (b)	6,616,000	6,649,209

		43,818,494

Government National Mortgage Association – 9.4%
GNMA II TBA 30 Yr, 3.500%, 2/21/2049 (b)	5,300,000	5,367,596
GNMA II TBA 30 Yr, 3.000%, 2/21/2049 (b)	3,300,000	3,276,023
GNMA II TBA 30 Yr, 4.000%, 2/21/2049 (b)	2,200,000	2,263,680
GNMA II TBA 30 Yr, 4.500%, 2/21/2049 (b)	900,000	934,594
GNMA II TBA 30 Yr, 4.000%, 3/21/2049 (b)	700,000	719,496

		12,561,389

Total Mortgage Backed Securities (Cost $83,493,465)		82,736,759

Corporate Bonds and Notes – 26.9%
Communications – 2.5%
Altice France SA/France senior secured note 144A, 7.375%, 5/1/2026 (d)	200,000	193,248
AT&T Inc
3.950%, 1/15/2025	445,000	449,612
4.750%, 5/15/2046	715,000	669,958
CBS Corp, 2.900%, 1/15/2027	400,000	363,104

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Principal Amount*	Value
Communications (Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital senior secured note
5.750%, 4/1/2048	225,000	$224,525
6.484%, 10/23/2045	300,000	323,355
Cox Communications Inc
144A, 3.150%, 8/15/2024 (d)	165,000	160,274
144A, 3.850%, 2/1/2025 (d)	10,000	9,934
144A, 4.800%, 2/1/2035 (d)	200,000	185,264
Gray Television Inc 144A, 5.875%, 7/15/2026 (d)	200,000	197,000
Verizon Communications Inc, 3.376%, 2/15/2025	424,000	423,847
Vodafone Group PLC, 6.150%, 2/27/2037	185,000	202,727

		3,402,848

Consumer Discretionary – 4.0%
Alibaba Group Holding Ltd, 2.800%, 6/6/2023	200,000	194,729
Amazon.com Inc
3.875%, 8/22/2037	200,000	201,135
4.800%, 12/5/2034	325,000	365,706
Aptiv Corp
4.150%, 3/15/2024	401,000	401,683
3.150%, 11/19/2020	240,000	239,363
AutoNation Inc, 5.500%, 2/1/2020	500,000	510,988
Boston Medical Center Corp, 4.519%, 7/1/2026	705,000	704,362
eBay Inc, 3.600%, 6/5/2027	195,000	185,921
ERAC USA Finance LLC 144A, 3.850%, 11/15/2024 (d)	500,000	499,119
Home Depot Inc/The, 5.950%, 4/1/2041	420,000	522,392
Lennar Corp, 4.125%, 1/15/2022	245,000	244,767
Marriott International Inc/MD, 2.875%, 3/1/2021	500,000	494,530
Northeastern University, 5.285%, 3/1/2032	100,000	109,653
O’Reilly Automotive Inc, 3.800%, 9/1/2022	155,000	156,540
Toll Brothers Finance Corp, 4.350%, 2/15/2028	600,000	549,000

		5,379,888

Consumer Staples – 1.2%
JM Smucker Co/The, 4.250%, 3/15/2035	380,000	349,969
Kroger Co/The, 5.400%, 1/15/2049	725,000	733,611
TreeHouse Foods Inc 144A, 6.000%, 2/15/2024 (d)	530,000	546,510

		1,630,090

Financials – 11.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.500%, 5/26/2022	450,000	440,850
AIA Group Ltd 144A, 4.500%, 3/16/2046 (d)	325,000	335,577
Air Lease Corp, 3.625%, 12/1/2027	500,000	456,041
American International Group Inc, 3.900%, 4/1/2026	380,000	376,709
American Tower Corp, 5.000%, 2/15/2024	362,000	382,484
Aon PLC, 4.750%, 5/15/2045	225,000	226,611

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Principal Amount*	Value
Financials (Continued)
AXA SA subordinated note, 8.600%, 12/15/2030	400,000	$510,388
BNP Paribas SA 144A, 3.800%, 1/10/2024 (d)	245,000	243,192
Boston Properties LP
3.650%, 2/1/2026	430,000	422,605
4.500%, 12/1/2028	500,000	517,684
BPCE SA
2.250%, 1/27/2020	500,000	495,821
144A, 4.875%, 4/1/2026 (d)	500,000	504,097
Brandywine Operating Partnership LP, 4.550%, 10/1/2029	500,000	494,835
Capital One Financial Corp
3.750%, 3/9/2027	80,000	77,394
3.750%, 7/28/2026	80,000	76,318
4.200%, 10/29/2025	155,000	155,372
Cooperatieve Rabobank UA, 3.950%, 11/9/2022	375,000	378,557
Credit Agricole SA/London 144A, 4.125%, 1/10/2027 (d)	510,000	502,005
Crown Castle International Corp, 3.700%, 6/15/2026	300,000	291,486
Discover Financial Services, 3.750%, 3/4/2025	325,000	317,727
Duke Realty LP
3.625%, 4/15/2023	200,000	201,035
4.375%, 6/15/2022	250,000	258,454
Fifth Third Bancorp subordinated note, 8.250%, 3/1/2038	425,000	577,517
Huntington Bancshares Inc/OH, 3.150%, 3/14/2021	425,000	426,124
ING Groep NV
3.950%, 3/29/2027	200,000	195,342
144A, 4.625%, 1/6/2026 (d)	750,000	771,694
Kimco Realty Corp, 3.400%, 11/1/2022	160,000	158,250
Liberty Property LP, 3.250%, 10/1/2026	165,000	156,691
Marsh & McLennan Cos Inc, 3.300%, 3/14/2023	100,000	98,789
Morgan Stanley
3.625%, 1/20/2027	335,000	329,626
3.950%, 4/23/2027	210,000	205,268
National City Corp subordinated note, 6.875%, 5/15/2019	275,000	278,127
Nuveen Finance LLC 144A, 4.125%, 11/1/2024 (d)	160,000	165,180
Regency Centers LP, 3.750%, 6/15/2024	300,000	298,731
Regions Financial Corp, 3.200%, 2/8/2021	500,000	500,178
Reinsurance Group of America Inc
3.950%, 9/15/2026	250,000	246,615
4.700%, 9/15/2023	164,000	170,665
SBA Tower Trust 144A, 3.168%, 4/9/2047 (d)	290,000	287,463
Standard Chartered PLC subordinated note 144A, 5.700%, 3/26/2044 (d)	250,000	265,402
Swedbank AB
144A, 2.200%, 3/4/2020 (d)	650,000	643,630
144A, 2.800%, 3/14/2022 (d)	250,000	246,252
Total System Services Inc, 4.000%, 6/1/2023	375,000	375,779
Turkiye Sinai Kalkinma B, 144A, 5.500%, 1/16/2023 (d)	200,000	177,123
Unum Group, 3.000%, 5/15/2021	180,000	177,865
US Bancorp subordinated note, 3.600%, 9/11/2024	493,000	501,473

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Principal Amount*	Value
Financials (Continued)
Ventas Realty LP, 3.500%, 2/1/2025	500,000	$489,111
Welltower Inc, 5.250%, 1/15/2022	400,000	416,263

		15,824,400

Health Care – 3.1%
AbbVie Inc, 3.600%, 5/14/2025	220,000	217,227
Allina Health System, 4.805%, 11/15/2045	291,000	301,629
Biogen Inc, 5.200%, 9/15/2045	400,000	434,258
Celgene Corp, 3.875%, 8/15/2025	325,000	326,905
Children’s Hospital Corp/The, 4.115%, 1/1/2047	230,000	231,840
City of Hope senior secured note, 5.623%, 11/15/2043	250,000	298,307
Dignity Health
4.500%, 11/1/2042	408,000	385,897
5.267%, 11/1/2064	250,000	253,118
Kaiser Foundation Hospitals, 3.150%, 5/1/2027	185,000	180,778
Memorial Sloan-Kettering Cancer Center
4.125%, 7/1/2052	120,000	121,682
4.200%, 7/1/2055	10,000	10,217
New York and Presbyterian Hospital/The, 4.024%, 8/1/2045	215,000	212,966
Ochsner Clinic Foundation, 5.897%, 5/15/2045	400,000	485,252
Orlando Health Obligated Group, 4.416%, 10/1/2044	395,000	396,767
Thermo Fisher Scientific Inc, 4.150%, 2/1/2024	265,000	273,888

		4,130,731

Industrials – 1.9%
Cie de Chemin de Fer Canadien Pacifique, 4.500%, 1/15/2022	400,000	411,169
CNH Industrial Capital LLC, 4.875%, 4/1/2021	750,000	763,124
Core & Main LP 144A, 6.125%, 8/15/2025 (d)	45,000	43,088
Illinois Tool Works Inc, 4.875%, 9/15/2041	175,000	196,777
Ryder System Inc
2.350%, 2/26/2019	500,000	499,788
2.500%, 5/11/2020	145,000	143,684
United Rentals North America Inc, 4.625%, 7/15/2023	500,000	507,650

		2,565,280

Materials – 0.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc senior secured note 144A, 4.250%, 9/15/2022 (d)	260,000	257,998
WRKCo Inc 144A, 3.000%, 9/15/2024 (d)	375,000	354,901

		612,899

Technology – 0.8%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.625%, 1/15/2024	355,000	345,605
Microsoft Corp, 3.700%, 8/8/2046	5,000	4,978
Pitney Bowes Inc, 3.875%, 9/15/2020	265,000	262,019

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Principal Amount*	Value
Technology (Continued)
Xerox Corp, 5.625%, 12/15/2019	475,000	$483,930

		1,096,532

Utilities – 1.0%
Aegea Finance Sarl 144A, 5.750%, 10/10/2024 (d)	370,000	360,750
Greenko Dutch BV senior secured note 144A, 5.250%, 7/24/2024 (d)	545,000	506,768
Public Service Co of Colorado, 4.100%, 6/15/2048	420,000	421,826

		1,289,344

Total Corporate Bonds and Notes (Cost $36,167,560)		35,932,012

Municipal Bonds – 9.4%
American Municipal Power Inc, 6.270%, 2/15/2050	490,000	609,593
Bay Area Toll Authority
6.918%, 4/1/2040	125,000	168,326
7.043%, 4/1/2050	325,000	472,215
City of Chicago IL
6.207%, 1/1/2032	250,000	249,333
7.045%, 1/1/2029	55,000	58,934
7.375%, 1/1/2033	250,000	272,998
City of Los Angeles Department of Airports, 3.887%, 5/15/2038	140,000	140,316
Cook County Community High School District No 228 Bremen, 5.019%, 12/1/2041 (Insurer: AGM)	435,000	467,290
County of Sacramento CA, 5.730%, VR, 8/15/2023 (Insurer: NATL)	340,000	365,650
County of San Bernardino CA, 6.020%, 8/1/2023 (Insurer: AGM)	275,000	296,381
District of Columbia, 4.125%, 7/1/2027 (e)	500,000	501,985
Indiana Finance Authority, 3.624%, 7/1/2036	235,000	227,146
Inland Valley Development Agency, 5.500%, 3/1/2033 (Insurer: AGM)	70,000	76,870
Lancaster County Hospital Authority/PA
5.000%, 7/1/2024	165,000	175,588
5.000%, 7/1/2025	135,000	144,370
Maryland Health & Higher Educational Facilities Authority
3.968%, 7/1/2027	205,000	209,619
4.168%, 7/1/2029	40,000	41,276
Massachusetts Development Finance Agency, 4.000%, 10/1/2027	100,000	101,534
Massachusetts Health & Educational Facilities Authority, 6.432%, 10/1/2035	420,000	512,446
Michigan Finance Authority
2.267%, 4/1/2019	260,000	259,787
2.491%, 4/1/2020	250,000	248,933
2.741%, 4/1/2021	320,000	319,875

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Principal Amount*	Value
Municipal Bonds (Continued)
New Jersey Economic Development Authority, 3.882%, 6/15/2019	270,000	$270,543
New Jersey Turnpike Authority
7.102%, 1/1/2041	225,000	316,206
7.414%, 1/1/2040	200,000	289,896
New York Transportation Development Corp, 3.473%, 7/1/2028	500,000	484,015
Oklahoma Development Finance Authority
4.650%, 8/15/2030 (Insurer: AGM)	130,000	138,997
5.450%, 8/15/2028	770,000	822,105
Oregon Health & Science University, 5.000%, 7/1/2045	350,000	396,809
Pennsylvania Industrial Development Authority, 144A, 3.556%, 7/1/2024 (d)	505,000	499,309
Public Finance Authority
144A, 3.000%, 11/15/2022 (d)	360,000	360,036
144A, 3.500%, 11/15/2023 (d)	185,000	185,048
Shelby County Health Educational & Housing Facilities Board
4.000%, 9/1/2021 (e)	250,000	247,165
4.000%, 9/1/2022 (e)	250,000	245,100
State of California, 7.625%, 3/1/2040	525,000	770,448
State of Illinois
3.860%, 4/1/2021	215,000	214,424
5.100%, 6/1/2033	335,000	321,041
5.547%, 4/1/2019	325,000	326,229
5.877%, 3/1/2019	130,000	130,277
Washington State Housing Finance Commission, 4.000%, 1/1/2024	600,000	599,658

Total Municipal Bonds (Cost $12,505,507)		12,537,771

Senior Floating Rate Interests – 6.2%
Communications – 1.6%
Charter Communications Operating LLC term loan B, 4.500%, 4/30/2025	292,545	289,144
Mission Broadcasting Inc term loan B, 0.000%, 1/17/2024 (f)	27,378	26,540
Nexstar Broadcasting Inc term loan B, 0.000%, 1/17/2024 (f)	158,367	153,517
Numericable Group SA term loan B, 6.196%, 1/31/2026	731,395	686,596
Shutterfly Inc term loan B, 5.250%, 8/17/2024	101,599	99,440
Sprint Communications Inc term loan B, 5.000%, 2/2/2024	402,825	394,255
Univision Communications Inc term loan, 5.249%, 3/15/2024	479,018	448,180
Zayo Group LLC term loan B, 4.749%, 1/19/2024	100,095	99,460

		2,197,132

Consumer Discretionary – 1.1%
American Builders & Contractors Supply Co Inc term loan B, 4.499%, 10/31/2023	884,250	863,986
Crown Finance US Inc term loan, 4.999%, 2/28/2025	188,575	184,568

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Principal Amount*		Value
Consumer Discretionary (Continued)
Harbor Freight Tools USA Inc term loan, 4.999%, 8/18/2023	236,301		$229,549
KAR Auction Services Inc term loan B, 5.313%, 3/9/2023	114,614		114,041
Wyndham Hotels & Resorts Inc term loan B, 4.249%, 5/30/2025	129,675		127,757

			1,519,901

Consumer Staples – 0.6%
CHG PPC Parent LLC term loan B, 5.249%, 3/31/2025	99,500		97,634
Coty Inc term loan B, 4.771%, 4/7/2025	607,348		577,740
Diamond BC BV term loan, 5.744%, 9/6/2024	148,500		140,147

			815,521

Financials – 0.8%
Blackhawk Network Holdings Inc term loan B, 5.499%, 6/15/2025	179,100		176,488
Iron Mountain Inc term loan B, 4.249%, 1/2/2026	143,913		139,324
Nets Holding A/S term loan B, 3.000%, 2/6/2025	176,389	EUR	200,152
Russell Investments US Institutional Holdco Inc term loan, 5.749%, 6/1/2023	438,750		433,814
USI Inc/NY term loan B, 5.803%, 5/16/2024	172,813		166,224

			1,116,002

Industrials – 0.4%
Blitz F18 675 Gmbh term loan B, 3.750%, 7/31/2025	255,000	EUR	293,752
Blitz F18 675 Gmbh term loan B, 3.750%, 7/31/2025	180,000	EUR	207,354

			501,106

Materials – 0.3%
CROWN Americas LLC term loan B, 4.513%, 4/3/2025	53,663		53,753
Nexeo Solutions LLC term loan B, 5.994%, 6/9/2023	277,930		277,756

			331,509

Technology – 1.4%
CDW LLC term loan, 4.250%, 8/17/2023	480,060		478,435
Dell International LLC term loan B, 4.500%, 9/7/2023	251,306		248,310
Finastra USA Inc term loan B, 6.303%, 6/13/2024	258,100		248,502
Go Daddy Operating Co LLC term loan B, 4.749%, 2/15/2024	250,901		248,213
MA FinanceCo LLC term loan B, 4.999%, 6/21/2024	30,007		29,094
ON Semiconductor Corp term loan B, 4.249%, 3/31/2023	166,460		164,730
Seattle SpinCo Inc term loan B, 4.999%, 6/21/2024	202,643		196,479
SS&C European Holdings Sarl term loan B, 4.749%, 4/16/2025	57,836		56,772
SS&C Technologies Inc term loan B, 4.749%, 4/16/2025	150,368		147,600

			1,818,135

Total Senior Floating Rate Interests (Cost $8,507,909)			8,299,306

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Principal Amount*	Value
U.S. Government Agencies – 5.5%
Fannie Mae, 5.625%, 7/15/2037 (c)	3,086,000	$4,072,662
Federal Farm Credit Bank, 2.780%, 11/2/2037	1,800,000	1,617,536
Federal Farm Credit Bank, 3.510%, 6/11/2040	725,000	711,263
Federal Farm Credit Bank, 3.660%, 3/7/2044	974,000	971,305

Total U.S. Government Agencies (Cost $7,556,978)		7,372,766

Asset Backed Securities – 1.0%
Carmax Auto Owner Trust
1.900%, 4/15/2022	95,000	93,197
2.160%, 12/15/2021	135,000	133,427
2.200%, 6/15/2022	75,000	73,585
2.560%, 2/15/2022	260,000	257,233
2.700%, 10/16/2023	250,000	246,259
CNH Equipment Trust 2016-C, 1.930%, 3/15/2024	20,000	19,542
SBA Tower Trust 144A, 3.869%, VR, 10/15/2049 (d)	500,000	506,289

Total Asset Backed Securities (Cost $1,334,827)		1,329,532

Certificates of Deposit – 0.4%
Self-Help Credit Union, 1.150%, 9/16/2019	250,000	248,012
Self-Help Federal Credit Union, 1.150%, 3/18/2019	250,000	249,672

Total Certificates of Deposit (Cost $500,000)		497,684

Total Long Term Investments (Cost $150,066,246)		148,705,830

Short Term Investments – 3.0%
U.S. Government Agency Obligations – 3.0%
Federal Home Loan Discount Notes, 0.000%, 3/5/2019	4,000,000	3,991,504

Total U.S. Government Agency Obligations (Cost $3,991,556)		3,991,504

Total Short Term Investments (Cost $3,991,556)		3,991,504

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

	Notional Amount	Value
Options Purchased – 0.0%
Deutsche Bank:
Pay fixed 3.200%, receive float 3-month USD LIBOR Expires 12/09/2019 (e)	2,420,000	$11,824
Pay fixed 3.200%, receive float 3-month USD LIBOR Expires 5/30/2019 (e)	4,080,000	3,327

Total Options Purchased (Cost $93,172)		15,151

Total Investments – 114.4% (Cost $154,150,974) (a)		152,712,485

Other Liabilities, less assets – (14.4)%		(19,191,086)

Net Assets – 100.0%		$133,521,399

* The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) The aggregate cost for book and federal income purposes is $154,248,149. The aggregate gross unrealized appreciation is $1,109,980, and the aggregate gross unrealized depreciation is $2,645,644, resulting in net unrealized depreciation of $1,535,664.

(b) A portion or all of the security was purchased as a when issued or delayed delivery security.

(c) A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.

(d) This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

(e) This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

(f) Represents an unsettled loan contract. The coupon rate will be determined at time of settlement.

TBA — To Be Announced

VR — Variable interest rate. Rate shown is that on January 31, 2019.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2019, the aggregate value of these securities was $18,402,789, representing 13.8% of net assets.

AGM — Assured Guaranty Municipal Corporation

NATL — National Public Finance Guarantee Corporation

EUR — Euro

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

At January 31, 2019, the Fund had the following forward currency contracts outstanding.

Counterparty	Currency	Contract Type	Settlement Date	Value	Unrealized Appreciation (Depreciation)

Goldman Sachs International	EUR	Sell	2/28/2019	$751,951	$(9,367)

				$751,951	$(9,367)

At January 31, 2019, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

CAN 10 YR (Short)	8	$838,438	3/20/2019	$(2,289)

				$(2,289)

At January 31, 2019, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Receive Fixed rate 3.0625% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley/LCH	9/27/2021	$3,000,000	$3,037,750	$37,279

Receive Fixed rate 2.500% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley/LCH	3/21/2048	2,060,000	1,931,471	128,844

Receive Fixed rate 2.250% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley/LCH	12/20/2020	10,505,000	10,434,079	(49,346)

Pay Fixed rate 2.250% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley/LCH	9/21/2026	5,542,000	(5,408,483)	48,167

Pay Fixed rate 2.500% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley/LCH	12/20/2027	12,930,000	(12,795,991)	(114,019)

Receive Fixed rate 2.500% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley/LCH	12/20/2027	1,665,000	1,647,744	(6,152)

			$35,702,000	$(1,153,430)	$44,773

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (Unaudited)

At January 31, 2019, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	1.898%	USA-CPI-U	7/15/2024	$3,758,000	$3,821,428	$63,428

Deutsche Bank AG	2.004%	USA-CPI-U	1/15/2023	2,327,000	2,317,474	(10,228)

				$6,085,000	$6,138,902	$53,200

At January 31, 2019, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount(h)	Value(i)	Unrealized Appreciation (Depreciation)

Sell Protection(g):

CDX-NAIG Series 31, Version 3, 5 Year Index, fixed rate 5.00% (k)	Morgan Stanley/ICE	12/20/2023	$298,900	$316,780	$5,423

Buy Protection(g):

CDX-NAHY Series 31, Version 1, 5 Year Index, fixed rate 1.00% (j)	Morgan Stanley/ICE	12/20/2023	1,385,000	(1,405,990)	(7,234)

iTraxx Europe Series 30, Version 1, 5 Year Index (EUR), fixed rate 1.00% (j)	Morgan Stanley/ICE	12/20/2023	1,195,000	(1,390,616)	(6,857)

iTraxx Europe Crossover Series 30, Version 1, 5 Year Index (EUR), fixed rate 5.00% (l)	Morgan Stanley/ICE	12/20/2023	616,663	(766,411)	(7,731)

			$3,495,563	$(3,246,237)	$(16,399)

ICE — Intercontinental Exchange

LCH — London Clearing House

(g) If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(h) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j) Ratings of Moody’s/S&P — Baa1/BBB+

(k) Ratings of Moody’s/S&P — B1/B+

(l) Ratings of Moody’s/S&P — Baa3/BBB-

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the fund after holding them less than 30 days and sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2018 and held through January 31, 2019.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned ‘‘Actual Expenses’’ below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading ‘‘Expenses Paid During Period’’ in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2018	Ending Account Value as of 1/31/2019	Expenses Paid During Period 8/1/2018 – 1/31/2019
Domini Impact International Equity Fund Investor Shares	Actual Expenses	$1,000.00	$919.50	$6.85[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.07	$7.20[1]
Domini Impact International Equity Fund Class A Shares	Actual Expenses	$1,000.00	$918.40	$6.93[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.98	$7.29[1]
Domini Impact International Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$920.70	$4.96[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.04	$5.22[1]
Domini Impact International Equity Fund Class Y Shares	Actual Expenses	$1,000.00	$920.90	$5.50[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.48	$5.78[1]
Domini Impact Equity Fund Investor Shares	Actual Expenses	$1,000.00	$948.20	$5.34[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.72	$5.54[2]
Domini Impact Equity Fund Class A Shares	Actual Expenses	$1,000.00	$948.50	$5.30[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.77	$5.49[2]
Domini Impact Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$950.20	$3.58[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.53	$3.71[2]
Domini Impact Equity Fund Class R Shares	Actual Expenses	$1,000.00	$949.50	$3.87[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.23	$4.02[2]

Fund Name	Expenses	Beginning Account Value as of 8/1/2018	Ending Account Value as of 1/31/2019	Expenses Paid During Period 8/1/2018 – 1/31/2019
Domini Impact Bond Fund Investor Shares	Actual Expenses	$1,000.00	$1,020.00	$4.45[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.80	$4.45[3]
Domini Impact Bond Fund Institutional Shares	Actual Expenses	$1,000.00	$1,020.80	$2.91[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,022.32	$2.91[3]

1Expenses are equal to the Fund’s annualized expense ratio of 1.41% for Investor shares, or 1.43% for Class A shares, or 1.02% for Institutional shares, or 1.14% for Class Y shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

2Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Investor shares, or 1.08% for Class A shares, or 0.73% for Institutional Class, or 0.79% for Class R shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

3Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Investor Shares, or 0.57% for Institutional Class, multiplied by average account value over the period, multiplied by 184, and divided by 365.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2019 (Unaudited)

	Domini Impact International Equity Fund	Domini Impact Equity Fund
ASSETS
Investments at value (cost $1,168,324,469, and $649,983,320, respectively)	$1,202,038,623	$698,947,084
Cash	25,772,112	26,842,247
Foreign currency, at value (cost $–, and $45,534, respectively)	-	45,588
Receivable for securities sold	5,295,362	1,503,511
Receivable for capital shares	3,631,564	74,036
Dividend receivable	1,697,305	792,881
Tax reclaim receivable	1,327,319	5,534

Total assets	1,239,762,285	728,210,881

LIABILITIES
Payable for securities purchased	3,694,363	11,580,510
Payable for capital shares	1,847,623	711,788
Foreign currency, at value (cost $13,142 and $–, respectively)	13,199	-
Management /Sponsorship fee payable	899,228	383,778
Distribution fee payable	117,275	122,991
Other accrued expenses	983,229	237,644
Foreign tax payable	333,010	3,244

Total liabilities	7,887,927	13,039,955

NET ASSETS	$1,231,874,358	$715,170,926

NET ASSETS CONSIST OF
Paid-in capital	$1,283,663,534	$652,912,792
Total distributable earnings (loss)	(51,789,176)	62,258,134

NET ASSETS	$1,231,874,358	$715,170,926

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2019 (Unaudited)

	Domini Impact International Equity Fund	Domini Impact Equity Fund
NET ASSET VALUE PER SHARE

Investor Shares
Net assets	$547,239,009	$595,946,769

Outstanding shares of beneficial interest	71,570,784	29,593,303

Net asset value and offering price per share*	$7.65	$20.14

Class A Shares
Net assets	$31,289,830	$6,481,920

Outstanding shares of beneficial interest	3,856,938	321,873

Net asset value*	$8.11	$20.14

Maximum offering price per share (net asset value per share / (1-4.75%))	$8.51	$21.14

Institutional shares
Net assets	$547,427,440	$96,605,069

Outstanding shares of beneficial interest	72,041,410	4,811,783

Net asset value and offering price per share*	$7.60	$20.08

Class R shares
Net assets		$16,137,168

Outstanding shares of beneficial interest		803,452

Net asset value and offering price per share*		$20.08

Class Y shares
Net assets	$105,918,079

Outstanding shares of beneficial interest	13,923,394

Net asset value and offering price per share*	$7.61

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2019 (Unaudited)

	Domini Impact International Equity Fund	Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $759,843, and $51,516, respectively)	$11,598,335	$8,550,116

Investment Income	11,598,335	8,550,116

EXPENSES
Management /Sponsorship fees	5,795,366	2,589,876
Distribution fees – Investor shares	701,757	788,118
Distribution fees – Class A shares	81,848	8,565
Transfer agent fees – Investor shares	396,120	292,191
Transfer agent fees – Class A shares	46,680	3,722
Transfer agent fees – Institutional shares	46,088	2,304
Transfer agent fees – Class R shares	-	968
Transfer agent fees – Class Y shares	67,330	-
Custody and Accounting fees	465,807	93,364
Registration fees – Investor shares	60,728	34,968
Registration fees – Class A shares	17,336	14,303
Registration fees – Institutional shares	56,252	15,400
Registration fees – Class R shares	-	14,994
Registration fees – Class Y shares	14,765	-
Shareholder Communication fees	124,785	50,901
Professional fees	47,099	102,047
Trustees fees	36,733	23,420
Miscellaneous	33,479	44,585
Shareholder Service fees – Investor shares	24,809	26,017
Shareholder Service fees – Class A shares	5,256	357
Shareholder Service fees – Institutional shares	591	77
Shareholder Service fees – Class R shares	-	58
Shareholder Service fees – Class Y shares	6	-

Total expenses	8,022,835	4,106,235
Fees waived and expenses reimbursed	-	(168,972)
Transfer agent credits	(1,609)	(1,398)

Net expenses	8,021,226	3,935,865

NET INVESTMENT INCOME (LOSS)	3,577,109	4,614,251

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(74,653,338)	23,402,322
Foreign currency	(253,292)	(6,245)

Net realized gain (loss)	(74,906,630)	23,396,077
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(46,963,158)	(70,523,043)
Translation of assets and liabilities in foreign currencies	18,489	54

Net change in unrealized appreciation (depreciation)	(46,944,669)	(70,522,989)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(121,851,299)	(47,126,912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(118,274,190)	$(42,512,661)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,577,109	$25,244,382
Net realized gain (loss)	(74,906,630)	55,062,417
Net change in unrealized appreciation (depreciation)	(46,944,669)	(61,775,696)

Net Increase (Decrease) in Net Assets Resulting from Operations	(118,274,190)	18,531,103

DISTRIBUTIONS TO SHAREHOLDERS
Investor shares	(23,418,330)	(16,514,392)
Class A shares	(1,437,289)	(2,135,355)
Institutional shares	(27,167,264)	(15,242,059)
Class Y shares	(6,274,972)	-

Net Decrease in Net Assets from Distributions	(58,297,855)	(33,891,806)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	343,574,021	794,630,243
Net asset value of shares issued in reinvestment of distributions and dividends	43,526,189	22,168,564
Payments for shares redeemed	(393,007,599)	(451,631,004)
Redemption fees	4,887	15,600

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,902,502)	365,183,403

Total Increase (Decrease) in Net Assets	(182,474,547)	349,822,700
NET ASSETS
Beginning of period	$1,414,348,905	$1,064,526,205

End of period	$1,231,874,358	$1,414,348,905

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,614,251	$10,392,597
Net realized gain (loss)	23,396,077	91,205,733
Net change in unrealized appreciation (depreciation)	(70,522,989)	(17,065,787)

Net Increase (Decrease) in Net Assets Resulting from Operations	(42,512,661)	84,532,543

DISTRIBUTIONS TO SHAREHOLDERS
Investor shares	(69,182,704)	(38,419,518)
Class A shares	(734,642)	(2,900,734)
Institutional shares	(12,808,247)	(15,960,858)
Class R shares	(1,985,887)	(9,142,009)

Net Decrease in Net Assets from Distributions	(84,711,480)	(66,423,119)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	13,406,344	41,060,836
Net asset value of shares issued in reinvestment of distributions and dividends	79,159,198	64,190,173
Payments for shares redeemed	(65,289,554)	(169,946,588)
Redemption fees	996	6,670

Net Increase (Decrease) in Net Assets from Capital Share Transactions	27,276,984	(64,688,909)

Total Increase (Decrease) in Net Assets	(99,947,157)	(46,579,485)
NET ASSETS
Beginning of period	$815,118,083	$861,697,568

End of period	$715,170,926	$815,118,083

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017		2016		2015		2014
For a share outstanding for the period:
Net asset value, beginning of period	$8.72		$8.76		$7.38		$8.05		$8.26		$7.67

Income from investment operations:
Net investment income (loss)	0.02		0.16		0.15		0.12		0.13		0.14
Net realized and unrealized gain (loss) on investments	(0.75)		0.02		1.35		(0.53)		0.20		0.85

Total income (loss) from investment operations	(0.73)		0.18		1.50		(0.41)		0.33		0.99

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.11)		(0.22)		(0.12)		(0.07)		(0.11)		(0.25)
Distributions to shareholders from net realized gain	(0.23)		-		-		(0.19)		(0.43)		(0.15)

Total distributions	(0.34)		(0.22)		(0.12)		(0.26)		(0.54)		(0.40)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$7.65		$8.72		$8.76		$7.38		$8.05		$8.26

Total return [2]	-8.05%		2.08%		20.61%		-5.12%		4.65%		13.15%
Portfolio turnover	36%		68%		73%		89%		88%		86%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$547		$612		$595		$385		$320		$232
Ratio of expenses to average net assets	1.41%	[4]	1.41%		1.46%		1.52%		1.59%		1.60%	[3]
Ratio of gross expenses to average net assets	1.41%		1.41%		1.46%		1.52%		1.59%		1.62%
Ratio of net investment income (loss) to average net assets	0.36%		1.81%		2.06%		1.59%		1.32%		1.43%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.42% for the six months ended January 31, 2019.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017		2016		2015		2014
For a share outstanding for the period:
Net asset value, beginning of period	$9.18		$9.21		$7.76		$8.45		$8.64		$8.00

Income from investment operations:
Net investment income (loss)	0.16		0.15		0.14		0.11		0.14		0.14
Net realized and unrealized gain (loss) on investments	(0.93)		0.04		1.43		(0.54)		0.21		0.90

Total income (loss) from investment operations	(0.77)		0.19		1.57		(0.43)		0.35		1.04

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.07)		(0.22)		(0.12)		(0.07)		(0.11)		(0.25)
Distributions to shareholders from net realized gain	(0.23)		-		-		(0.19)		(0.43)		(0.15)

Total distributions	(0.30)		(0.22)		(0.12)		(0.26)		(0.54)		(0.40)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$8.11		$9.18		$9.21		$7.76		$8.45		$8.64

Total return [2]	-8.16%		2.00%		20.44%		-5.07%		4.71%		13.16%
Portfolio turnover	36%		68%		73%		89%		88%		86%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$31		$81		$85		$55		$51		$29
Ratio of expenses to average net assets	1.43%	[4]	1.47%		1.52%	[3]	1.53%	[3]	1.57%	[3]	1.57%	[3]
Ratio of gross expenses to average net assets	1.43%		1.47%		1.53%		1.59%		1.68%		1.82%
Ratio of net investment income (loss) to average net assets	0.49%		1.63%		1.99%		1.47%		1.46%		1.51%

1 Amount represents less than 0.005 per share.

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.43% for the six months ended January 31, 2019.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31
			2018		2017		2016		2015		2014
For a share outstanding for the period:
Net asset value, beginning of period	$8.70		$8.74		$7.39		$8.07		$8.28		$7.66

Income from investment operations:
Net investment income (loss)	0.02		0.18		0.19		0.15		0.16		0.13
Net realized and unrealized gain (loss) on investments	(0.74)		0.05		1.32		(0.54)		0.21		0.89

Total income (loss) from investment operations	(0.72)		0.23		1.51		(0.39)		0.37		1.02

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.15)		(0.27)		(0.16)		(0.10)		(0.15)		(0.25)
Distributions to shareholders from net realized gain	(0.23)		-		-		(0.19)		(0.43)		(0.15)

Total distributions	(0.38)		(0.27)		(0.16)		(0.29)		(0.58)		(0.40)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$7.60		$8.70		$8.74		$7.39		$8.07		$8.28

Total return [2]	-7.93%		2.58%		20.80%		-4.74%		5.24%		13.60%
Portfolio turnover	36%		68%		73%		89%		88%		86%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$547		$580		$384		$167		$61		$39
Ratio of expenses to average net assets	1.02%	[4]	1.02%		1.07%		1.10%		1.15%	[3]	1.16%
Ratio of gross expenses to average net assets	1.02%		1.02%		1.07%		1.10%		1.15%		1.16%
Ratio of net investment income (loss) to average net assets	0.72%		2.22%		2.82%		2.22%		1.78%		1.82%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.02% for the six months ended January 31, 2019.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2019 (Unaudited)		For the Period July 23, 2018 (commencement of operations) through July 31, 2018
For a share outstanding for the period:
Net asset value, beginning of period	$8.71		$8.56

Income from investment operations:
Net investment income (loss)	0.00		—
Net realized and unrealized gain (loss) on investments	(0.72)		0.15

Total income (loss) from investment operations	(0.72)		0.15

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.15)		—
Distributions to shareholders from net realized gain	(0.23)		—

Total distributions	(0.38)		—

Redemption fee proceeds	—		—

Net asset value, end of period	$7.61		$8.71

Total return [1]	-7.91%		1.75%
Portfolio turnover	36%		68%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$106		$142
Ratio of expenses to average net assets	1.14%	[2]	1.13%
Ratio of gross expenses to average net assets	1.14%		1.13%
Ratio of net investment income (loss) to average net assets	0.66%		0.32%

1 Not annualized for periods less than one year.

2 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.14% for the six months ended January 31, 2019.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017^		2016^		2015^		2014^
For a share outstanding for the period:
Net asset value, beginning of period	$24.18		$23.18	^	$20.76		$22.70		$23.42		$19.62

Income from investment operations:
Net investment income (loss)	0.07		0.27	[5]	0.21	[5]	0.45		0.26	[5]	0.20
Net realized and unrealized gain (loss) on investments	(1.52)		2.09	[5]	2.69		(1.04)		0.93		3.73

Total income (loss) from investment operations	(1.45)		2.36		2.90		(0.59)		1.19		3.93

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.11)		(0.17)	^	(0.12)		(0.24)		(0.18)		(0.13)
Distributions to shareholders from net realized gain	(2.48)		(1.19)	^	(0.36)		(1.10)		(1.73)		-
Tax return of capital [5]	-		-		-		(0.01)		-		-

Total distributions	(2.59)		(1.36)		(0.48)		(1.35)		(1.91)		(0.13)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$20.14		$24.18		$23.18		$20.76		$22.70		$23.42

Total return [2]	-5.18%		10.32%		14.07%		-2.47%		5.21%		20.07%
Portfolio turnover	86%		78%		85%		91%		103%		86%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$596		$669		$675		$656		$752		$699
Ratio of expenses to average net assets	1.09%	[3],4	1.10%		1.14%		1.14%		1.16%		1.20%
Ratio of gross expenses to average net assets	1.12%		1.10%		1.14%		1.14%		1.16%		1.20%
Ratio of net investment income (loss) to average net assets	1.15%		1.15%		0.94%		2.06%		1.10%		0.80%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.09% for the six months ended January 31, 2019.

5 Based on average shares outstanding.

^ All per share amounts and net asset values have been adjusted as a result of the 1.9988601 for 1 share split on January 26, 2018 ( see Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017^		2016^		2015^		2014^
For a share outstanding for the period:
Net asset value, beginning of period	$24.17		$33.41	^	$34.01		$48.90		$64.35		$54.93

Income from investment operations:
Net investment income (loss)	0.36		0.31	[5]	0.32	[5]	1.53		0.56	[5]	1.16
Net realized and unrealized gain (loss) on investments	(1.80)		2.84	[5]	4.14		(3.19)		2.45		9.84

Total income (loss) from investment operations	(1.44)		3.15		4.46		(1.66)		3.01		11.00

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.11)		(1.35)	^	(1.72)		(3.02)		(2.41)		(1.58)
Distributions to shareholders from net realized gain	(2.48)		(11.04)	^	(3.34)		(10.21)		(16.05)		-
Tax return of capital [5]	-		-		-		(0.00)	[1]	-		-

Total distributions	(2.59)		(12.39)		(5.06)		(13.23)		(18.46)		(1.58)

Redemption fee proceeds [5]	0.00	[1]	-		-		-		-		-

Net asset value, end of period	$20.14		$24.17		$33.41		$34.01		$48.90		$64.35

Total return [2]	-5.16%		10.36%		13.97%		-2.61%		5.19%		20.17%
Portfolio turnover	86%		78%		85%		91%		103%		86%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$6		$7		$8		$8		$11		$8
Ratio of expenses to average net assets	1.08%	[3],4	1.12%	[3]	1.16%	[3]	1.18%	[3]	1.18%	[3]	1.18%	[3]
Ratio of gross expenses to average net assets	1.54%		1.38%		1.46%		1.41%		1.39%		1.54%
Ratio of net investment income (loss) to average net assets	1.16%		1.14%		0.92%		2.00%		1.06%		0.83%

1 Amount represents less than 0.005 per share.

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.08% for the six months ended January 31, 2019.

5 Based on average shares outstanding.

^ All per share amounts and net asset values have been adjusted as a result of the 0.2155310 for 1 reverse share split on January 26, 2018 ( see Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017		2016		2015		2014
For a share outstanding for the period:
Net asset value, beginning of period	$24.18		$24.46		$22.40		$25.95		$28.49		$23.94

Income from investment operations:
Net investment income (loss)	0.12		0.37		0.31	[5]	0.55		0.40	[5]	0.32
Net realized and unrealized gain (loss) on investments	(1.52)		2.17		2.87		(1.20)		1.11		4.60

Total income (loss) from investment operations	(1.40)		2.54		3.18		(0.65)		1.51		4.92

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.22)		(0.44)		(0.40)		(0.70)		(0.59)		(0.37)
Distributions to shareholders from net realized gain	(2.48)		(2.38)		(0.72)		(2.20)		(3.46)		-
Tax return of capital [5]	-		-		-		(0.00)	[1]	-		-

Total distributions	(2.70)		(2.82)		(1.12)		(2.90)		(4.05)		(0.37)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$20.08		$24.18		$24.46		$22.40		$25.95		$28.49

Total return [2]	-4.98%		10.68%		14.51%		-2.14%		5.56%		20.59%
Portfolio turnover	86%		78%		85%		91%		103%		86%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$97		$120		$157		$205		$237		$260
Ratio of expenses to average net assets	0.73%	[3,4]	0.74%	[3]	0.79%		0.80%	[3]	0.80%	[3]	0.80%	[3]
Ratio of gross expenses to average net assets	0.80%		0.76%		0.79%		0.81%		0.80%		0.81%
Ratio of net investment income (loss) to average net assets	1.52%		1.52%		1.31%		2.40%		1.47%		1.19%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.73% for the six months ended January 31, 2019.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS R SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017^		2016^		2015^		2014^
For a share outstanding for the period:
Net asset value, beginning of period	$24.18		$37.86	^	$39.86		$60.43		$82.35		$70.33

Income from investment operations:
Net investment income (loss)	1.13		0.41	[5]	0.51	[5]	3.15		0.96	[5]	6.43
Net realized and unrealized gain (loss) on investments	(2.55)		3.21	[5]	4.69		(5.08)		3.15		7.90

Total income (loss) from investment operations	(1.42)		3.62		5.20		(1.93)		4.11		14.33

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.20)		(2.00)	^	(2.57)		(4.50)		(3.79)		(2.31)
Distributions to shareholders from net realized gain	(2.48)		(15.30)	^	(4.63)		(14.14)		(22.24)		-
Tax return of capital [5]	-		-		-		(0.00)	[1]	-		-

Total distributions	(2.68)		(17.30)		(7.20)		(18.64)		(26.03)		(2.31)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$20.08		$24.18		$37.86		$39.86		$60.43		$82.35

Total return [2]	-5.05%		10.71%		14.20%		-2.22%		5.55%		20.52%
Portfolio turnover	86%		78%		85%		91%		103%		86%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$16		$18		$21		$44		$55		$49
Ratio of expenses to average net assets	0.79%	[3],4	0.80%	[3]	0.83%	[3]	0.82%		0.85%		0.90%
Ratio of gross expenses to average net assets	0.95%		0.84%		0.85%		0.82%		0.85%		0.90%
Ratio of net investment income (loss) to average net assets	1.45%		1.46%		1.28%		2.39%		1.41%		1.07%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor, of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.79% for the six months ended January 31, 2019.

5 Based on average shares outstanding.

^ All per share amounts and net asset values have been adjusted as a result of the 0.1555580 for 1 reverse share split on January 26, 2018 ( see Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2019 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust (formerly Domini Social Investment Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises three separate series: Domini Impact International Equity Fund (formerly, Domini International Social Equity Fund), Domini Impact Equity Fund (formerly, Domini Social Equity Fund), and Domini Impact Bond Fund (formerly Domini Social Bond Fund) (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included on page 75 of this report. The Domini Impact International Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares. Class A, Institutional and Class Y shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008, November 30, 2012, and June 15, 2018 respectively. The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008. The Investor shares, Institutional shares, Class R shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R, Institutional and Class Y shares are not subject to distribution and service fees.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of January 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$-	$43,206,435	$-	$43,206,435
Consumer Discretionary	-	158,789,231	-	158,789,231
Consumer Staples	22,706,413	85,980,246	-	108,686,659
Financials	4,775,101	234,406,177	5,551,202	244,732,480
Health Care	-	169,915,095	-	169,915,095
Industrials	-	185,551,054	-	185,551,054
Information Technology	5,449,832	106,653,205	-	112,103,037
Materials	-	80,493,900	-	80,493,900
Real Estate	-	83,878,827	-	83,878,827
Utilities	-	14,681,905	-	14,681,905

Total	$32,931,346	$1,163,556,075	$5,551,202	$1,202,038,623

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of January 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Telecommunication Services	$77,257,461	$-	$-	$77,257,461
Consumer Discretionary	88,079,182	-	-	88,079,182
Consumer Staples	44,158,754	-	-	44,158,754
Financials	82,418,265	-	-	82,418,265
Health Care	112,533,080	-	-	112,533,080
Industrials	44,735,038	-	-	44,735,038
Information Technology	212,400,279	-	-	212,400,279
Materials	12,725,513	-	-	12,725,513
Real Estate	22,000,761	-	-	22,000,761
Utilities	2,638,751	-	-	2,638,751

Total	$698,947,084	$-	$-	$698,947,084

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini Impact International Equity Fund

Investments in Securities
Balance as of July 31, 2018	$-
Realized Gain (loss)	-
Change in unrealized appreciation (depreciation)	(363,563)
Purchases	-
Sales	-
Transfers in and/or out of Level Three	5,914,765

Balance as of January 31, 2019	$5,551,202

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2019:	$(18,449)

For the Domini Impact International Equity Fund transfers from Level 1 to Level 3 included securities valued at $19,174,783 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $13,260,018 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Domini Impact Equity Fund had no open foreign currency spot contracts and the Domini Impact International Equity Fund had $1,600,999 outstanding as of January 31, 2019.

(D) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini Impact International Equity Fund are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Impact Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

Effective during the six months ended January 31, 2019, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The prior period amounts affected by this change are shown below as they were in the prior year Statements of Changes in Net Assets.

For the year ended July 31, 2018, distributions to shareholders were as follows:

	Domini Impact Equity Fund	Domini Impact International Equity Fund
Distributions from net investment income:
Investor shares	$(4,746,471)	$(16,514,392)
Class A shares	(325,093)	(2,135,355)
Institutional shares	(2,441,449)	(15,242,059)
Class R shares	(1,091,049)	-

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

	Domini Impact Equity Fund	Domini Impact International Equity Fund
Distributions from net realized gain:
Investor shares	$(33,673,047)	$-
Class A shares	(2,575,641)	-
Institutional shares	(13,519,409)	-
Class R shares	(8,050,960)	-

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Transfer Agent Credits. Per the arrangement with the Funds’ transfer agent, BNY Mellon Investment Servicing (U.S.) Inc., the Funds have arrangements whereby they may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the Funds include earnings credits as an expense offset in the Statement of Operations. For the six months ended January 31, 2019, transfer agent fees of the Funds, under these arrangements, were reduced as follows:

Domini Impact International Equity Fund Investor shares	$1,299
Domini Impact International Equity Fund Class A shares	275
Domini Impact International Equity Fund Institutional shares	35
Domini Impact International Equity Fund Class Y shares	-
Domini Impact Equity Fund Investor shares	1,370
Domini Impact Equity Fund Class A shares	19
Domini Impact Equity Fund Class Institutional shares	4
Domini Impact Equity Fund Class R shares	5

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini Impact Investments LLC (Domini) to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact International Equity Fund	1.00% of the first $250 million of net assets managed,
(prior to May 1, 2017)	0.94% of the next $250 million of net assets managed, and
0.88% of net assets managed in excess of $500 million

(effective May 1, 2017)	0.97% of the first $250 million of net assets managed,
0.92% of the next $250 million of net assets managed, and
0.855% of the next $500 million of net assets managed
0.83% of net assets managed in excess of $1 billion

Domini Impact Equity Fund (prior to May 1, 2017)	0.30% of the first $2 billion of net assets managed,
0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion

(May 1, 2017 to November 30, 2018)	0.245% of the first $250 million of net assets managed,
0.24% of the next $250 million of net assets managed, and
0.235% of the next $500 million of net assets managed
0.23% of net assets managed in excess of $1 billion

(effective December 1, 2018)	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Funds with the administrative personnel and services necessary to operate the Funds. In addition to general administrative

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

services and facilities for the Funds similar to those provided by Domini under the Management Agreements, Domini answers questions from the general public and the media regarding the securities holdings of the Funds. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Funds at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective July 23, 2018, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the International Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.15% of the average daily net assets of the Class Y shares of the Fund through November 30, 2019, absent an earlier modification by Fund’s Board. Effective June 15, 2018, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the International Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.43% of the average daily net assets of the Class A shares of the Fund through November 30, 2019, absent an earlier modification by Fund’s Board. For the period from November 30, 2017 through June 14, 2018, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the International Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.51% of the average daily net assets of the Class A shares of the International Fund, absent an earlier modification by the Board of Trustees which oversee the Funds. For periods prior to November 30, 2017, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the International Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.60%, 1.57%, and 1.27% of the average daily net assets of the Investor, Class A, and Institutional shares of the International Fund, respectively, absent an earlier modification by the Board of Trustees which oversee the Fund.

Effective December 1, 2018, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Equity Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.09%, 1.09%, 0.74% and 0.80% of the average daily net assets of the Investor shares, Class A shares,

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

Institutional shares and Class R shares of the Fund, respectively. This agreement will continue until November 30, 2019, absent an earlier modification by the Board of Trustees which oversee the Funds. For the period from June 15, 2018 through November 30, 2019, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Equity Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.09% of the average daily net assets of the Class A shares of the Equity Fund, respectively, absent an earlier modification by the Board of Trustees which oversee the Fund. For the period from November 30, 2017 through November 30, 2018, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Equity Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.12%, and 0.74% of the average daily net assets of the Class A and Institutional shares of the Equity Fund, respectively, absent an earlier modification by the Board of Trustees which oversee the Fund. For periods prior to November 30, 2017, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Equity Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.25%, 1.18%, 0.80%, and 0.90% of the average daily net assets of the Investor, Class A, Institutional, and Class R shares of the Equity Fund, respectively, absent an earlier modification by the Board of Trustees which oversee the Fund.

For the six months ended January 31, 2019, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Impact International Equity Fund	$-	$-
Domini Impact Equity Fund	-	160,407

Fees waived and/or expenses reimbursed under the Expense Limitation Agreement are only recoverable by Domini and/or its affiliates in the current fiscal year to the extent actual Fund expenses are less than the contractual expense cap during such year.

As of January 31, 2019, Domini owned less than 1% of any class of the outstanding shares of each Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Domini Impact International Fund on a day-to-day basis pursuant

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

to a Submanagement Agreement with Domini. SSGA Funds Management, Inc. (“SSGA”) provides investment submanagement services to the Domini Impact Equity Fund on a day-to-day basis pursuant to a submanagement Agreement with Domini. Prior to December 1, 2018, Wellington provided investment submanagement services to the Domini Impact Equity Fund.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSIL), acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2019, fees waived were as follows:

FEES WAIVED

Domini Impact International Equity Fund Investor shares	$-
Domini Impact International Equity Fund Class A shares	-
Domini Impact Equity Fund Investor shares	-
Domini Impact Equity Fund Class A shares	8,565

DSIL, the Funds’ Distributor, has received commissions related to the sales of fund shares. For the six months ended January 31, 2019, DSIL received $2,882, and $994 from the Domini Impact International Equity Fund Class A Shares, and the Domini Impact Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Domini Impact Equity Fund, and Domini Impact International Equity Fund and their shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2019, there were no fees waived.

(E) Trustees and Officers. Each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $23,000. The Lead Independent Trustee and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $2,000 for attendance at each meeting of the Board of the Trust (reduced to $1,000 in the event that a

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2019, all Trustees and officers of the Trust as a group owned less than 1% of each Fund’s outstanding shares.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2019, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact International Equity Fund	$462,312,528	$552,170,110
Domini Impact Equity Fund	645,830,223	708,647,592

4. SHARES OF BENEFICIAL INTEREST

At January 31, 2019, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	14,766,981	$116,022,507	39,894,020	$356,832,367
Shares issued in reinvestment of dividends and distributions	3,012,174	21,506,920	1,413,528	12,462,152
Shares redeemed	(16,376,985)	(127,907,226)	(39,056,074)	(341,831,670)
Redemption fees	-	1,090	-	11,010

Net increase (decrease)	1,402,170	$9,623,291	2,251,474	$27,473,859

Class A Shares
Shares sold	743,392	$6,386,976	3,331,819	$31,380,030
Shares issued in reinvestment of dividends and distributions	175,197	1,327,993	221,769	2,059,863
Shares redeemed	(5,899,718)	(47,166,532)	(3,990,387)	(37,650,332)
Redemption fees	-	127	-	2,370

Net increase (decrease)	(4,981,129)	$(39,451,436)	(436,799)	$(4,208,069)

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount

Institutional Shares
Shares sold	22,991,549	$176,893,306	29,935,225	$266,559,969
Shares issued in reinvestment of dividends and distributions	2,891,786	20,502,761	870,749	7,646,549
Shares redeemed	(20,504,102)	(156,925,117)	(8,085,636)	(71,451,343)
Redemption fees	-	3,670	-	2,220

Net increase (decrease)	5,379,233	$40,474,620	22,720,338	$202,757,395

Class Y Shares
Shares sold	5,690,651	$44,271,232	16,332,872	$139,857,877
Shares issued in reinvestment of dividends and distributions	26,551	188,515	-	-
Shares redeemed	(8,046,537)	(61,008,724)	(80,143)	(697,659)
Redemption fees	-	-	-	-

Net increase (decrease)	(2,329,335)	$(16,548,977)	16,252,729	$139,160,218

Total
Shares sold	44,192,573	$343,574,021	89,493,936	$794,630,243
Shares issued in reinvestment of dividends and distributions	6,105,708	43,526,189	2,506,046	22,168,564
Shares redeemed	(50,827,342)	(393,007,599)	(51,212,240)	(451,631,004)
Redemption fees	-	4,887	-	15,600

Net increase (decrease)	(529,061)	$(5,902,502)	40,787,742	$365,183,403

As approved by the Board of Trustees, the Domini Impact Equity Fund Investor Shares effected a 1.9988601 for 1 share split and the Domini Impact Equity Fund Class A Shares and Domini Impact Equity Fund R Shares effected a 0.2155310 for 1 and 0.1555580 for 1 reverse share split, respectively on January 26, 2018. The net asset value of each share class increased or decreased proportionately at that time.

	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	389,636	$8,615,473	917,893	$29,370,549
Shares issued in reinvestment of dividends and distributions	3,536,339	66,571,122	838,545	36,957,120
Shares redeemed	(1,996,265)	(44,291,487)	(3,320,197)	(101,150,879)
Redemption fees	-	288	-	5,862
Share increase from 1.9988601 for 1 share split	-	-	14,659,938	-

Net increase (decrease)	1,929,710	$30,895,396	13,096,179	$(34,817,348)

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	26,747	$570,700	58,766	$629,074
Shares issued in reinvestment of dividends and distributions	30,283	570,718	545,022	2,812,219
Shares redeemed	(44,000)	(1,013,722)	(261,738)	(2,366,902)
Redemption fees	-	681	-	-
Share decrease from 0.2155310 for 1 reverse share split	-	-	(1,212,001)	-

Net increase (decrease)	13,030	$128,377	(869,951)	$1,074,391

Institutional Shares
Shares sold	162,258	$3,679,715	399,455	$9,760,419
Shares issued in reinvestment of dividends and distributions	535,123	10,036,249	646,168	15,326,138
Shares redeemed	(863,533)	(18,110,253)	(2,497,382)	(60,543,234)
Redemption fees	-	23	-	802

Net increase (decrease)	(166,152)	$(4,394,266)	(1,451,759)	$(35,455,875)

Class R Shares
Shares sold	24,431	$540,456	155,216	$1,300,794
Shares issued in reinvestment of dividends and distributions	105,484	1,981,109	2,439,012	9,094,696
Shares redeemed	(89,827)	(1,874,092)	(537,937)	(5,885,573)
Redemption fees	-	4	-	6
Share decrease from 0.1555580 for 1 reverse share split	-	-	(4,865,777)	-

Net increase (decrease)	40,088	$647,477	(2,809,486)	$4,509,923

Total
Shares sold	603,072	$13,406,344	1,531,330	$41,060,836
Shares issued in reinvestment of dividends and distributions	4,207,229	79,159,198	4,468,747	64,190,173
Shares redeemed	(2,993,625)	(65,289,554)	(6,617,254)	(169,946,588)
Redemption fees	-	996	-	6,670
Share increase from share split	-	-	8,582,160	-

Net increase (decrease)	1,816,676	$27,276,984	7,964,983	$(64,688,909)

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

5. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2018, is as follows:

	Domini Impact International Equity Fund	Domini Impact Equity Fund
Undistributed ordinary income	$21,526,073	$14,091,309
Undistributed capital gains	36,772,373	56,289,547
Unrealized appreciation/(depreciation)	66,484,423	119,101,419

Distributable net earnings/(deficit)	$124,782,869	$189,482,275

The difference between components of Distributable Earnings on a tax basis and the amounts reflected in the statement of assets and liabilities is primarily due to differences in book and tax policies. For the year ended July 31, 2018, the Funds made the following reclassifications to the components of net assets to align financial reporting with tax reporting:

	Domini Impact International Equity Fund	Domini Impact Equity Fund
Paid-in capital	$2	$3
Undistributed net investment income (loss)	8,521,982	(1,133,632)
Accumulated net realized gain (loss)	(8,521,984)	1,133,629

To the extent that the Funds realize net capital gains in the future, those gains may be offset by any unused net capital loss carryforwards. The Funds are permitted to carry forward a net capital loss from any taxable year that began on or before December 22, 2010 for eight years following the year of the loss. The Funds are permitted to carry forward net capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited time period. Carryforwards of losses from taxable years that began after December 22, 2010, along with any other capital losses deferred and treated as recognized in any such year, are required to be utilized prior to carryforwards of losses incurred in taxable years that began on or before December 22, 2010. As a result of this ordering rule, carryforwards of losses from taxable years that began on or before December 22, 2010 may be more likely to expire unused. Losses from taxable years that begin after December 22, 2010 that are carried forward will retain their character as either short-term or long-term capital losses.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact International Equity Fund		Domini Impact Equity Fund
	Year Ended July 31,		Year Ended July 31,
	2018	2017	2018	2017
Ordinary income	$33,891,806	$12,118,962	$12,405,096	$8,566,436
Long-term capital gain	-	-	54,018,023	23,410,947

Total	$33,891,806	$12,118,962	$66,423,119	$31,977,383

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

6. OTHER RISKS

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Funds may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Funds’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Liquidity Risk: The Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Funds may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

Market and Credit Risk: Securities markets may be volatile, and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of an investment in the Funds will decline. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

DOMINI IMPACT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2019 (Unaudited)

ASSETS:
Investments at value (cost $154,150,974)	$152,712,485
Cash	1,884,459
Foreign currency (cost $64,955)	65,794
Receivable for securities sold	4,558,540
Interest receivable	952,059
Collateral on certain derivative contracts	592,320
Receivable for capital shares	77,260
Unrealized appreciation on OTC swap contracts	53,200
Cash held at other banks (cost $28,977)	28,990
Receivable for variation margin swaps	28,374
Premium received for OTC swap contracts	702
Receivable for variation margin futures	29

Total assets	160,954,212

LIABILITIES:
Payable for securities purchased	26,852,569
Payable for capital shares	167,958
Cash due to broker (cost $118,774)	118,799
Interest payable	118,068
Management fee payable	64,144
Other accrued expenses	30,436
Distribution fee payable	29,763
Premium paid swap contracts	21,151
Dividend payable	20,558
Unrealized depreciation on forward currency contracts	9,367

Total liabilities	27,432,813

NET ASSETS	$133,521,399

NET ASSETS CONSIST OF:
Paid-in capital	$136,444,061
Total distributable earnings (loss)	(2,922,662)

$133,521,399

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	$113,506,363

Outstanding shares of beneficial interest	10,331,568

Net asset value and offering price per share*	$10.99

Institutional Shares
Net assets	$20,015,036

Outstanding shares of beneficial interest	1,834,346

Net asset value and offering price per share*	$10.91

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2019 (Unaudited)

INCOME:
Interest income	$2,433,399

EXPENSES:
Management fee	235,447
Administrative fee	182,862
Distribution fees – Investor shares	164,269
Transfer agent fees – Investor shares	75,596
Transfer agent fees – Institutional shares	238
Accounting and custody fees	66,574
Registration – Investor shares	9,913
Registration – Institutional shares	14,185
Trustees fees	11,188
Shareholder communications	10,804
Miscellaneous	9,689
Shareholder Service fees – Investor shares	6,271
Shareholder Service fees – Institutional shares	23
Professional fees	4,597

Total expenses	791,656
Fees waived and expense reimbursed	(175,143)
Transfer agent credits	(332)

Net expenses	616,181

NET INVESTMENT INCOME	1,817,218

REALIZED AND UNREALIZED GAINS (LOSSES)
NET REALIZED GAIN/(LOSS) FROM:
Investments	(622,080)
Swap contracts	298,763
Futures contracts	33,790
Foreign currency	18,227
Options	483

Net realized gain (loss)	(270,817)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments, futures and swap contracts	920,757
Translation of assets and liabilities in foreign currencies	28,224

Net change in unrealized appreciation (depreciation)	948,981

NET REALIZED AND UNREALIZED GAIN (LOSS)	678,164

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,495,382

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,817,218	$3,697,413
Net realized gain (loss) on investments	(270,817)	(647,623)
Net change in unrealized appreciation (depreciation) on investments	948,981	(4,142,783)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,495,382	(1,092,993)

DISTRIBUTIONS TO SHAREHOLDERS
Investor shares	(1,741,643)	(3,516,123)
Institutional shares	(312,131)	(238,435)

Net Decrease in Net Assets from Distributions	(2,053,774)	(3,754,558)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	22,724,460	44,398,448
Net asset value of shares issued in reinvestment of distributions and dividends	1,928,308	3,554,681
Payment for shares redeemed	(48,086,141)	(35,687,603)
Redemption fee	304	1,846

Net Increase in Net Assets from Capital Share Transactions	(23,433,069)	12,267,372

Total Increase (Decrease) in Net Assets	(22,991,461)	7,419,821
NET ASSETS
Beginning of period	$156,512,860	$149,093,039

End of period	$133,521,399	$156,512,860

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017		2016		2015		2014
For a share outstanding for the period:
Net asset value, beginning of period	$10.92		$11.26		$11.60		$11.16		$11.24		$11.15

Income from investment operations:
Net investment income (loss)	0.13		0.26		0.23		0.24		0.17		0.16
Net realized and unrealized gain (loss) on investments	0.09		(0.33)		(0.29)		0.50		(0.07)		0.13

Total income (loss) from investment operations	0.22		(0.07)		(0.06)		0.74		0.10		0.29

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.15)		(0.26)		(0.23)		(0.24)		(0.17)		(0.16)
Distributions to shareholders from net realized gain	-		(0.01)		(0.05)		(0.06)		(0.01)		(0.04)
Tax return of capital [5]	-		-		(0.00)	[1]	-		-		-

Total distributions	(0.15)		(0.27)		(0.28)		(0.30)		(0.18)		(0.20)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$10.99		$10.92		$11.26		$11.60		$11.16		$11.24

Total return [2]	2.00%		-0.74%		-0.32%		6.73%		0.89%		2.59%
Portfolio turnover	116%		326%		386%		297%		348%		120%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$114		$144		$143		$144		$129		$126
Ratio of expenses to average net assets	0.87%	[3],4	0.87%	[3]	0.93%	[3]	0.93%	[3]	0.95%	[3]	0.95%	[3]
Ratio of gross expenses to average net assets	1.10%		1.14%		1.16%		1.19%		1.24%		1.24%
Ratio of net investment income to average net assets	2.45%		2.37%		2.06%		2.13%		1.52%		1.42%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.87% for the six months ended January 31, 2019.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2019 (Unaudited)		For the year ended July 31,
			2018		2017		2016		2015		2014
For a share outstanding for the period:
Net asset value, beginning of period	$10.89		$11.23		$11.57		$11.14		$11.23		$11.15

Income from investment operations:
Net investment income (loss)	0.14		0.30		0.27		0.27		0.20		0.19
Net realized and unrealized gain (loss) on investments	0.08		(0.34)		(0.29)		0.49		(0.09)		0.12

Total income (loss) from investment operations	0.22		(0.04)		(0.02)		0.76		0.11		0.31

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.20)		(0.29)		(0.27)		(0.27)		(0.20)		(0.19)
Distributions to shareholders from net realized gain	-		(0.01)		(0.05)		(0.06)		(0.01)		(0.04)
Tax return of capital [5]			-		(0.00)	[1]	-		-		-

Total distributions	(0.20)		(0.30)		(0.32)		(0.33)		(0.21)		(0.23)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.01		-

Net asset value, end of period	$10.91		$10.89		$11.23		$11.57		$11.14		$11.23

Total return [2]	2.08%		-0.36%		-0.13%		6.96%		1.10%		2.80%
Portfolio turnover	116%		326%		386%		297%		348%		120%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$20		$13		$6		$3		$2		$4
Ratio of expenses to average net assets	0.57%	[3],4	0.57%	[3]	0.62%	[3]	0.63%	[3]	0.65%	[3]	0.65%	[3]
Ratio of gross expenses to average net assets	0.91%		1.03%		1.02%		1.22%		1.07%		1.02%
Ratio of net investment income to average net assets	2.75%		2.67%		2.38%		2.46%		1.79%		1.73%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.57% for the six months ended January 31, 2019.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2019 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (formerly Domini Social Bond Fund) (the “Fund”) is a series of the Domini Investment Trust (formerly Domini Social Investment Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares, Institutional Shares and Class Y shares. Institutional shares and Class Y shares were not offered prior to November 30, 2011, and June 15, 2018, respectively. As of January 31, 2019, the Class Y shares of the Bond Fund had not yet commenced operations. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional and Class Y shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees. The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:

Long-Term Investments in Securities:
Mortgage Backed Securities	$-	$82,736,759	$-	$82,736,759
Corporate Bonds and Notes	-	35,932,012	-	35,932,012
Municipal Bonds	-	12,537,771	-	12,537,771
Senior Floating Rate Interests	-	8,299,306	-	8,299,306
U.S. Government Agencies	-	7,372,766	-	7,372,766
Asset Backed Securities	-	1,329,532	-	1,329,532
Certificates of Deposit	-	497,684	-	497,684

Total Long-Term Securities	-	148,705,830	-	148,705,830

Short Term Investments in Securities:
U.S. Government Agencies	-	3,991,504	-	3,991,504
Options Purchased	-	15,151	-	15,151

Total Short-Term Securities	-	4,006,655	-	4,006,655

Total Investment in Securities	-	152,712,485	-	152,712,485

Other Financial Instruments:
OTC Swap Contracts	-	53,200	-	53,200
Variation Margin Swap Contracts	-	28,374	-	28,374
Premium received for OTC Swap Contracts	-	702	-	702
Variation Margin Futures	-	29	-	29

Total Other Financial Instruments	-	82,305	-	82,305

Liabilities:

Other Financial Instruments:
Forward Currency Contracts	-	9,367	-	9,367
Premium paid Swap Contracts	-	21,151	-	25,151

Total Other Financial Instruments	$-	$30,518	$-	$30,518

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2018	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	5,849
Purchases	-
Sales	-
Transfers in and/or out of level three	(5,849)

Balance as of January 31, 2019	$-

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2019	$-

Transfers from Level 2 to Level 3 included securities valued at $868,633 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 2 included securities valued at $874,482 because market values were readily available from a pricing agent for which fair value factors were previously applied. The Level 3 security was valued using a pricing vendor other than the Fund’s primary pricing vendor.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Fund had no outstanding open foreign currency spot contracts as of January 31, 2019.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchase or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Purchased option contracts outstanding at January 31, 2019 are listed in the Fund’s Portfolio of Investments.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at January 31, 2019 are listed in the Fund’s Portfolio of Investments.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at January 31, 2019 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at January 31, 2019, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statements of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations. OTC and centrally cleared credit default swap contracts outstanding at January 31, 2019 are listed in the Fund’s Portfolio of Investments.

(L) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(M) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

Effective during the six months ended January 31, 2019, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The prior period amounts affected by this change are shown below as they were in the prior year Statements of Changes in Net Assets.

For the year ended July 31, 2018, distributions to shareholders were as follows:

Distributions from net investment income:
Investor shares	$(3,430,176)
Institutional shares	(234,362)
Distributions from net realized gain:
Investor shares	(85,947)
Institutional shares	(4,073)

(N) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(O) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(P) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(Q) Transfer Agent Credits. Per the arrangement with the Fund’s transfer agent, BNY Mellon Investment Servicing (U.S.) Inc., the Fund has arrangements whereby it may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agent fees. For financial reporting purposes, the Fund includes earnings credits as an expense offset in the Statement of Operations. For the six months ended January 31, 2019, transfer agency fees of the Fund, under these arrangements, were reduced as follows:

Domini Impact Bond Fund Investor shares	$330
Domini Impact Bond Fund Institutional shares	2

(R) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini Impact Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate below of the Fund’s average daily net assets before any fee waivers:

(prior to May 1, 2017)	0.40% of the first $500 million of net assets managed,
0.38% of the next $500 million of net assets managed, and
0.35% of net assets managed in excess of $1 billion

(effective May 1, 2017)	0.33% of the first $50 million of net assets managed,
0.32% of the next $50 million of net assets managed, and
0.315% of net assets managed in excess of $100 million

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Upon commencement of operations, Domini has agreed to reduce its fees and reimburse expenses to keep aggregate annual operating expenses of the Bond Fund (excluding brokerage fees and commission, interest, taxes, and other extraordinary expenses), at no greater than 0.65% of the average daily net assets of the Class Y shares of the Bond Fund, until November 30, 2019, absent an earlier modification by the Fund’s Board. Effective November 30, 2017, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Bond Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 0.87% and 0.57% of the average daily net assets of the Investor and Institutional shares of the Bond Fund, respectively. This agreement will continue until November 30, 2019, absent an earlier modification by the Board of Trustees which oversee the Funds. For periods prior to November 30, 2017, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Bond Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 0.95% and 0.65% of the average daily net assets of the Investor and Institutional shares of the Bond Fund, respectively. For the six months ended January 31, 2019, Domini reimbursed expenses totaling $116,811.

Fees waived and/or expenses reimbursed under the Expense Limitation Agreement are only recoverable by Domini and/or its affiliates in the current fiscal year to the extent actual Fund expenses are less than the contractual expense cap during such year.

As of January 31, 2019, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a submanagement agreement with Domini. Prior to January 7, 2015, Seix Investment Advisors LLC (“Seix”), a wholly owned subsidiary of RidgeWorth LLC (formerly known as RidgeWorth Capital Management, Inc.), and its predecessors, provided investment submanagement services to the Fund.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSIL), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2019, fees waived by the Investor shares totaled $58,309.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2019, Domini waived fees as follows:

FEES WAIVED

Domini Impact Bond Fund Investor shares	$-
Domini Impact Bond Fund Institutional shares	23

(E) Trustees and Officers. Each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $23,000. The Lead Independent Trustee and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $2,500 for attendance at each meeting of the Board of the Trust (reduced to $1,000 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2019, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2019, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$175,442,759	$184,009,243
Investments in Securities	8,226,257	15,842,648

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

4. SHARES OF BENEFICIAL INTEREST

At January 31, 2019, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	1,010,251	$10,971,201	3,190,767	$35,441,465
Shares issued in reinvestment of dividends and distributions	154,248	1,676,318	305,407	3,390,770
Shares redeemed	(4,019,812)	(43,469,112)	(2,968,962)	(32,849,386)
Redemption fees	-	128	-	1,022

Net increase (decrease)	(2,855,313)	$(30,821,465)	527,212	$5,983,871

Institutional Shares
Shares sold	1,087,287	$11,753,259	814,633	$8,956,983
Shares issued in reinvestment of dividends and distributions	23,280	251,990	14,878	163,911
Shares redeemed	(427,982)	(4,617,029)	(255,924)	(2,838,217)
Redemption fees	-	176	-	824

Net increase (decrease)	682,585	$7,388,396	573,587	$6,283,501

Total
Shares sold	2,097,538	$22,724,460	4,005,400	$44,398,448
Shares issued in reinvestment of dividends and distributions	177,528	1,928,308	320,285	3,554,681
Shares redeemed	(4,447,794)	(48,086,141)	(3,224,886)	(35,687,603)
Redemption fees	-	304	-	1,846

Net increase (decrease)	(2,172,728)	$(23,433,069)	1,100,799	$12,267,372

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

5. SUMMARY OF DERIVATIVE ACTIVITY

At January 31, 2019, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Asssets and Liabilities Location	Fair Value	Statement of Asssets and Liabilities Location	Fair Value
Interest rate contracts	Variation Margin / Unrealized appreciation on OTC swap contracts/Net assets consist of - Total distributable earnings	$277,718	Variation Margin / Unrealized depreciation on OTC swap contracts / Net assets consist of - Total distributable earnings	$179,745

Credit contracts	Variation Margin / Net assets consist of - Total distributable earnings	5,423	Variation Margin / Net assets consist of - Total distributable earnings	21,822

Foreign exchange contracts	Unrealized appreciation on forward currency contracts / Net assets consist of - Total distributable earnings	-	Unrealized depreciation on forward currency contracts / Net assets consist of - Total distributable earnings	9,367

Future contracts	Receivable for variation margin futures / Net assets consist of - Total distributable earnings	29	Payable for variation margin futures / Net assets consist of - Total distributable earnings	-

Total		$283,170		$210,934

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

For the six months ended January 31, 2019, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest rate contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	$331,123	$(1,056,051)

Credit contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	(32,360)	(10,552)

Foreign exchange contracts	Net realized gain (loss) from foreign currency/ Net change in unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies	18,227	29,127

Futures contracts	Net realized gain (loss) from futures contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	33,790	5,245

Options purchases	Net realized gain (loss) from options contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	483	(79,448)

Total		$351,263	$(1,111,679)

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

6. OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The following table summarizes any derivatives, at the end of the reporting period, that are subject to a master netting agreement or similar agreement. For financial reporting purposes, the Fund does not offset assets and liabilites that are subject to the master netting agreements in the Statement of Assets and Liabilities.

	Credit Suisse International	Deutsche Bank AG	Morgan Stanley	Total

Assets:
Cash held at other banks	$28,032	$-	$958	$28,990
Unrealized appreciation on OTC swaps contracts*	-	63,428	-	63,428
Receivable for variation margin swaps	-	-	219,713	219,713

Total Assets	$28,032	$63,428	$220,671	$312,131

Liabilities:
Cash due to broker	2,101	-	116,698	118,799
Unrealized depreciation on OTC swaps contracts*	-	10,228	-	10,228
Payable for variation margin swaps	-	-	191,339	191,339

Total Liabilities	$2,101	$10,228	$308,037	$320,366

Total Derivative Net Assets	$25,931	$53,200	$(87,366)	$(8,235)

Total collateral received (pledged)	-	-	592,320	592,320

Net Amount	$25,931	$53,200	$504,954	$584,085

* Excludes premiums if any. Included in unrealized appreciation/depreciation on OTC swap contracts on the Statement of Assets and Liabilities.

7. SUMMARY OF DERIVATIVE ACTIVITY

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	14
Forward currency contracts (contract amount)	$4,350,758
OTC interest rate swap contracts (notional)	$6,811,750
Centrally cleared interest rate swap contracts (notional)	$39,354,250
Centrally cleared credit default contracts (notional)	$3,670,891

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

8. FEDERAL TAX STATUS

The tax basis of the components of net assets at July 31, 2018 is as follows:

Undistributed ordinary income	$38,476
Capital losses, other losses and other temporary differences	(945,977)
Unrealized appreciation (depreciation)	(2,456,769)

Distributable net earnings (deficit)	$(3,364,270)

The difference between components of Distributable Earnings on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to differences in book and tax policies.

For the year ended July 31, 2018, the Fund reclassified $106,234 from accumulated net realized gain (loss) to undistributed net investment income and $2 from accumulated net realized gain (loss) to paid in capital to align financial reporting and tax reporting.

During the period November 1, 2017 through July 31, 2018, the Domini Impact Bond Fund had net realized capital losses of $888,974. These losses are deferred and will be recognized on August 1, 2018, for tax purposes.

To the extent that the Fund realizes net capital gains in the future, those gains may be offset by any unused net capital loss carryforwards. The Fund is permitted to carry forward a net capital loss from any taxable year that began on or before December 22, 2010 for eight years following the year of the loss. The Fund is permitted to carry forward net capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited time period. Carryforwards of losses from taxable years that began after December 22, 2010, along with any other capital losses deferred and treated as recognized in any such year, are required to be utilized prior to carryforwards of losses incurred in taxable years that began on or before December 22, 2010. As a result of this ordering rule, carryforwards of losses from taxable years that began on or before December 22, 2010 may be more likely to expire unused. Losses from taxable years that begin after December 22, 2010 that are carried forward will retain their character as either short-term or long-term capital losses.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended
	2018	2017

Ordinary income	$3,664,538	$3,496,189
Long-term capital gain	90,020	229,068
Return of capital	-	43,474

Total	$3,754,558	$3,768,731

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

9. OTHER RISKS

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The market price of the Fund’s investments will change in response to changes in interest rate and other factors. During periods of rising interest rates, the market price of fixed income instruments generally declines. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in below-market interest rates and reducing the Fund’s value. In typical market interest rate environments, the prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change. Fluctuations in the market price of the Fund’s instruments will not affect interest income derived from the instruments already owned by the Fund, but will be reflected in the Fund’s NAV.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2019 (Unaudited)

through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

BOARD OF TRUSTEES’ APPROVAL OF SUBMANAGEMENT AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), review and consider a fund’s new submanagement agreement. At its in-person meeting held on August 22, 2018 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of the Domini Investment Trust (the Trust”), including a majority of the Independent Trustees, voted to approve a new Submanagement Agreement (the “Agreement”) between Domini Impact Investments LLC (“Domini”) and SSGA Funds Management, Inc. (“SSGA” or the “Subadviser”) with respect to the Domini Impact Equity Fund “Equity Fund” or “Fund”).

Prior to the August 22, 2018, meeting, the Board requested, received, and reviewed written responses from SSGA to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses. The Board considered the materials specifically prepared in connection with the approval of the Agreement considered at the Board’s meeting on August 22, 2018. The Board considered the Amended and Restated Management Agreement between Domini and the Equity Fund, in the course of its review. In doing so, the Board noted the respective roles of the Adviser and Subadviser in providing services to the Funds.

Throughout the process, the Board had the opportunity to ask questions of and request additional information from SSGA. The Board was assisted by legal counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received memoranda from counsel to the Trust discussing the legal standards for their consideration of the Agreements. The Independent Trustees were advised by and met in executive session with their independent legal counsel at which no representatives of management were present to discuss the proposed Agreement at the August 22, 2018 meeting.

In connection with the Board’s consideration of the renewal of the Agreements with respect to each the Fund, the Board received written materials in advance of the meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by SSGA; (ii) a description of SSGA’s investment management and other personnel and their background and experience; (iii) an overview of SSGA’s operations and financial condition; (iv) a comparison of the Funds’ advisory fee and overall expenses with those of comparable mutual funds selected by Strategic Insight, a third party provider of mutual fund data; (v) performance information for comparable mutual funds and for comparatively managed accounts, if any; (vi) the level of profitability from Domini and SSGA’s relationships with the Funds; (vii) a description of Domini’s and SSGA’s brokerage practices (including any soft dollar arrangements); and (viii) SSGA’s compliance policies and procedures, including policies and procedures for personal securities transactions and with respect to cybersecurity and business continuity and disaster recovery.

In reaching their determination to approve the new Agreement) between Domini and SSGA with respect to the Equity Fund, the Board, including a majority of the Independent Trustees, reviewed and evaluated information and a variety of factors that they believed relevant and appropriate through the exercise of their reasonable business judgment. The Board’s determination to approve the Agreement was based on a comprehensive consideration of information provided to the Board with respect to the approval of such Agreement, including a presentation by SSGA at the Meeting.

The primary factors and the conclusions regarding the Agreement are described below. The Board did not identify any particular information or factor that was all-important or controlling, and each Trustee may have weighted certain factors differently. In evaluating the Agreement, the Board took into account Domini’s recommendation and performance evaluation with respect to SSGA. The Board also took into account the Trustees’ knowledge of SSGA, its services and of the Fund resulting from their meetings and other information provided to the Board, including the Trustees’ familiarity with SSGA and its services from prior years when SSGA previously served as a submanager to the Equity Fund. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry).

Nature, Quality, and Extent of Services to be Provided. The Board reviewed information and materials provided by SSGA related to the Agreement, including the Agreement, SSGA’s Form ADV, a description of the firm and its organizational and management structure, its operational history and its legal and regulatory history, the manner in which investment decisions are made and executed, the financial condition of SSGA and its ability to provide the services required under the Agreement, an overview of the personnel that would perform services for the Fund, and SSGA’s compliance policies and procedures. The Board also considered SSGA’s risk management processes and its policies and procedures with respect to cybersecurity, business continuity and disaster recovery.

The Board reviewed the terms of the Agreement and considered the scope and quality of the services to be provided by SSGA to the Fund under the Agreement. The Board noted that, pursuant to the Agreement, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to the Fund and for managing the investment of the assets of the Fund, and that in connection therewith it would oversee the activities of SSGA. It was noted that Domini would apply its social and environmental standards to select the Fund’s investments and that SSGA would be responsible for purchasing and selling securities to implement Domini’s selections and for managing the amount of the Fund’s assets to be held in short-term investments.

The Board considered the professional experience, tenure, and qualifications of the proposed SSGA portfolio management team and the other senior personnel at SSGA. They also reviewed SSGA’s compliance record. The Board also noted that the Trust’s Chief Compliance Officer (CCO) had reviewed SSGA’s compliance policies and procedures, including its Code of Ethics, and also considered that Domini would be providing compliance oversight with respect to SSGA. The Board also received information with respect to SSGA’s brokerage policies and practices, including with respect to best execution. The terms of the Agreement were also reviewed by the Board. Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality and extent of services to be provided by SSGA to the Fund under the Agreement.

Performance Information. The Trustees took into account the Fund’s investment performance over the past years. The Trustees noted SSGA’s representation that it does not manage any other client portfolios that have similar investment objectives and strategies to the Fund. They noted that Domini would be responsible for selecting securities identified through proprietary ESG research and that SSGA would purchase and sell securities to implement Domini’s selections and as necessary to manage the amount of the Fund’s assets to be held in short term investments. The Trustees considered the scope of services to be provided by SSGA for the Fund and SSGA’s experience in implementing investment strategies with mandates that were operationally similar to the Fund’s in terms of implementation and SSGA’s historical performance with respect to the same. The Trustees concluded that they had confidence in SSGA’s overall capability to provide such services for Fund.

Fees and Other Expenses. The Trustees considered the subadvisory fees to be paid by Domini to SSGA under the Agreement. The Trustees noted that the Agreement had been negotiated at arms-length between Domini and SSGA. The Trustees noted SSGA’s representation that it does not manage any other client portfolios that have similar investment objectives and strategies to the Fund. (The Board noted that the fees payable under the Agreement were lower than the fees payable under the previous submanagement agreement with respect to the Fund. The Trustees noted that Domini (and not the Fund) pays SSGA from its management fee. The Board noted comparative management fee and total expense information that they had reviewed in connection with their consideration of the Domini Amended and Restated Management Agreement at the Meeting, and that Domini proposed to lower its management fee and impose expense caps in connection with the appointment of SSGA and the related change to the Fund’s investment strategy.

The Trustees determined, based on the nature and quality of the services to be provided by SSGA, and in light of the preceding factors, that the fees to be paid by Domini to SSGA with respect to the Fund were fair and reasonable in relation to the nature and quality of services to be provided and supported approval of the Agreement.

Costs of Services to be Provided and Profitability. The Board reviewed the audited financial statements for the year ended December 31, 2017 of SSGA’s parent, State Street Corporation. The Board noted that it would be difficult for

SSGA to estimate profitability with respect to the Fund since it had not yet provided services to the Fund, but that it would be appropriate for the Trustees to consider requesting such information when they considered the continuation of the Agreement. In addition, the Board further considered the relative levels of the sub-advisory fees to be paid to SSGA and the advisory fee retained by Domini in light of, among other factors, the services provided to the Fund by the Domini and by SSGA, and the information prepared by management regarding the level of profits realized by Domini in connection with its operation of the Fund pursuant to the new investment strategy. The Board noted that the amount of management fee retained by Domini would increase but noted the increased level of services to be provided to the Fund by Domini upon implementation of the Fund’s new investment strategy, as well as the proposed decrease in the Fund’s management fee, as well as that Domini had agreed to enter into an expense limitation agreement with respect to the Fund. However, the Board also took into account that the Agreement was negotiated on an arms-length basis and that Domini would be paying the cost of the submanagement fees to be paid to SSGA and not the Fund and for this reason, the consideration of the costs of services to be provided and their profitability with respect to SSGA, was not a relevant factor in the Board’s decision.

Economies of Scale. The Board also considered whether economies of scale would be realized by SSGA as the assets in the Fund increased and the extent to which economies of scale were reflected in the fee schedule under the Agreement. The Board noted that the subadvisory fees are paid by Domini and not the Fund. However, the Board noted the breakpoints in fees payable under the Agreement, as well as breakpoints in the fees payable to Domini under its Management Agreement with respect to the Fund, and concluded that such breakpoints were an effective way to share economies of scale with shareholders as the assets in the Fund grew and supported the approval of the Agreement.

Other Benefits. The Board considered the other benefits that SSGA and its affiliates would receive from their relationship with the Fund. The Board noted that one of SSGA’s affiliates currently served as the Fund’s custodian. The Board also considered the brokerage practices of SSGA. In addition, the Board considered the intangible benefits that could accrue to SSGA and its affiliates by virtue of their relationship with the Fund.

The Board concluded that the benefits to be received by SSGA and its affiliates were reasonable in the context of the relationship between SSGA and the Fund and supported the approval of the Agreement.

Conclusion. After consideration of the factors described above, as well as other factors, the Board, and the Independent Trustees voting separately, concluded that the Agreement, including the fees payable thereunder, was fair and reasonable, and voted to approve the Agreement.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/domini-funds/proxy-voting, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager, Sponsor, and Distributor:

Domini Impact Investments LLC (Investment Manager and Sponsor)

DSIL Investment Services LLC (Distributor)

180 Maiden Lane, Suite 1302

New York, NY 10038-4925

Investment Submanagers:

Domini Impact Equity Fund

SSGA Funds Management, Inc.

1 Iron Street

Boston, MA 02210

Domini Impact International Equity Fund

Domini Impact Bond Fund

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Transfer Agent:

BNY Mellon Asset Servicing

760 Moore Road

King of Prussia, PA 19406

Custodian:

State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm:

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Legal Counsel:

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Domini

Domini Impact International Equity Fund[SM]
Investor Shares: CUSIP 257132704 I DOMIX
Class A Shares: CUSIP 257132886 I DOMAX
Institutional Shares: CUSIP 257132811 I DOMOX
Class Y Shares: CUSIP 257132787 I DOMYX

Domini Impact Equity Fund[SM]
Investor Shares: CUSIP 257132100 I DSEFX
Class A Shares: CUSIP 257132860 I DSEPX
Institutional Shares: CUSIP 257132852 I DIEQX
Class R Shares: CUSIP 257132308 I DSFRX

Domini Impact Bond Fund[SM]
Investor Shares: CUSIP 257132209 I DSBFX
Institutional Shares: CUSIP 257132829 I DSBIX
Class Y Shares: CUSIP 257132795 I DSBYX

FSC www.fsc.org
MIX
Paper from responsible sources
FSC® C132107

Domini Funds P.O. Box9785 |Providence, RI 02940 1-800-582-6757 |www.domini.com| @DominiFunds Domini Impact International Equity FundSM InvestorShares: CUSIP 257132704 IDOMIX Class AShares: CUSIP 257132886 IDOMAX Institutional Shares: CUSIP 257132811 IDOMOX Class YShares: CUSIP 257132787 IDOMYX Domini Impact Equity FundSM InvestorShares: CUSIP 257132100 IDSEFX Class AShares: CUSIP 257132860 IDSEPX Institutional Shares: CUSIP 257132852 IDIEQX Class RShares: CUSIP 257132308 IDSFRX Domini ImpactBond FundSM Investor Shares: CUSIP 257132209 IDSBFX Institutional Shares: CUSIP 257132829 IDSBIX Class YShares: CUSIP 257132795 IDSBYX Presorted Standard U.S. Postage PAID Lancaster, PA Permit No.1793

Item 2.	Code of Ethics.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Christina M. Povall, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Povall determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant

Item 13.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President

Date: April 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: April 8, 2019

By:	/s/ Christina M. Povall
Christina M. Povall
Treasurer (Principal Financial Officer)

Date: April 8, 2019